                               AMERICAN AADVANTAGE
                                  MILEAGE FUNDS(R)
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

                                     [LOGO]


                                                             EQUITY FUNDS [LOGO]

                                                            BALANCED FUND
                                                     LARGE CAP VALUE FUND
                                                     SMALL CAP VALUE FUND
                                                INTERNATIONAL EQUITY FUND


                                                               BOND FUNDS [LOGO]

                                                   INTERMEDIATE BOND FUND
                                                     SHORT-TERM BOND FUND

                           MANAGED BY AMR INVESTMENTS

About AMR Investments
--------------------------------------------------------------------------------
AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.



Contents
--------------------------------------------------------------------------------
President's Message ...............................................1

Equity Portfolios

   Balanced Portfolio ............................................24

   Large Cap Value Portfolio .....................................32

   Small Cap Value Portfolio .....................................36

   International Equity Portfolio ................................43

Bond Portfolios

   Intermediate Bond Portfolio ...................................48

   Short-Term Bond Portfolio .....................................50

Additional Information ...................................Back Cover


American AAdvantage Funds                                         April 30, 2000

                                  FELLOW SHAREHOLDER:

                                      We are pleased to present you with the
                                  Semi-Annual Report for the American AAdvantage
                                  Mileage Funds for the six months ending April
                                  30, 2000. This was a volatile time in
                                  investment history, showing that investor
                                  sentiment can have a major impact on the
    [BILL QUINN PICTURE]          marketplace. The major market indicators such
                                  as NASDAQ, the S&P 500, and the Russell 2000 rotated sharply during the later part of the six-month period, creating huge losses for some and opportunities for others. The "New
                                  Economy" stocks were in favor for the most part, while value stocks outperformed growth only during the last two months of the period.
                                  This offered a much deserved reprieve for value-oriented investors. During these volatile times, our managers have stayed the course with their investment strategy to find undervalued securities with above-average earnings growth potential. When value has been in favor in the past our Funds have produced above-average returns while minimizing volatility and downside risk.

     Whatever cycle the remainder of the year delivers, the recent market turbulence is a good reminder that value funds should always have a place in a well-diversified portfolio. We advise prudent investors to avoid the temptations of the current market frenzy and be sure to select achievable and sustainable long-term goals. Change is forever present in our culture, whether in the financial markets, business, or in technology. However, we believe that sound investment principles have not changed. As we move ahead into the next fiscal period, we believe that applying our understanding of risk and fundamental long-term investing approaches will benefit the returns of our shareholders.

     In addition to managing Fund assets, we are actively improving our client service initiatives. We enhanced our web site, AAFUNDS.COM, by offering investors access to their account information, portfolio listings, and the ability to trade fund shares. These are just a few of the enhancements you will be seeing, along with a more user-friendly format, which will include market tickers and Fund prices each evening.

     We are always available to provide the information and service you need. Thank you for your continued support.

                                               Sincerely,

                                               /s/ WILLIAM F. QUINN

                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

DOMESTIC EQUITY MARKET OVERVIEW
--------------------------------------------------------------------------------

     The U.S. economy continued its record pace of expansion with low unemployment and low inflation throughout the six-month period. The Fed raised rates to 6.00% by the end of April with three increases of 0.25%. Despite this, U.S. stocks surged to record highs late in 1999, only to reverse direction in January as concerns about a faster growing economy and higher interest rates sparked a broad-based decline in prices.

     The first quarter of the new millennium was marked by unprecedented volatility, with market indices swinging sharply on a day-to-day basis. After taking a slight pause in January, high valuation technology and biotech stocks continued to soar into early March, when a severe rotation resulted in widespread losses for these growth oriented stocks.

     In April, the markets sold off, as investors were unnerved by signs of stronger economic data and higher inflation, which raised the prospects of further aggressive hikes in interest rates. In addition, the anti-trust judgment handed down against Microsoft weighed heavily on the market and dragged the technology sector down. The broad based S&P 500 Index declined 3.01% for the month of April, while the NASDAQ market fell 15.57%. The domestic equity market performance was marked with a sector rotation out of the growth segments during the period.

     Reflecting the increase in market breadth and industry rotation, value stocks dramatically outperformed growth stocks after March 10th. Unfortunately, the strong performance came too late to make up for the shortfall experienced by value investors earlier in the period.

               VALUE VS. GROWTH -- GROWTH OF A $10,000 INVESTMENT
[GRAPH]

                                                                        BARRA VALUE                        BARRA GROWTH
                                                                        -----------                        ------------
Apr-75                                                                    10425.00                           10565.00
                                                                          11016.00                           11040.00
                                                                          11733.00                           11322.00
                                                                          11250.00                           10322.00
                                                                          11144.00                           10120.00
                                                                          10900.00                            9700.00
                                                                          11449.00                           10468.00
                                                                          11736.00                           10839.00
                                                                          11814.00                           10569.00
                                                                          13204.00                           11831.00
                                                                          13348.00                           11573.00
                                                                          13783.00                           11952.00
Apr-76                                                                    13886.00                           11639.00
                                                                          13864.00                           11469.00
                                                                          14432.00                           11991.00
                                                                          14463.00                           11808.00
                                                                          14533.00                           11788.00
                                                                          15003.00                           11983.00
                                                                          14739.00                           11722.00
                                                                          14955.00                           11544.00
                                                                          15941.00                           12031.00
                                                                          15609.00                           11111.00
                                                                          15385.00                           10934.00
                                                                          15283.00                           10739.00
Apr-77                                                                    15632.00                           10514.00
                                                                          15558.00                           10233.00
                                                                          16092.00                           10862.00
                                                                          15841.00                           10702.00
                                                                          15267.00                           10802.00
                                                                          15402.00                           10716.00
                                                                          14835.00                           10230.00
                                                                          15341.00                           10621.00
                                                                          15531.00                           10609.00
                                                                          14644.00                            9951.00
                                                                          14603.00                            9666.00
                                                                          15148.00                            9819.00
Apr-78                                                                    16110.00                           10920.00
                                                                          16306.00                           11085.00
                                                                          15959.00                           10975.00
                                                                          16618.00                           11745.00
                                                                          17283.00                           12067.00
                                                                          17518.00                           11815.00
                                                                          15901.00                           10815.00
                                                                          16403.00                           11025.00
                                                                          16487.00                           11328.00
                                                                          17372.00                           11685.00
                                                                          17018.00                           11270.00
                                                                          18005.00                           11896.00
Apr-79                                                                    18113.00                           11926.00
                                                                          17901.00                           11675.00
                                                                          18764.00                           12056.00
                                                                          19053.00                           12147.00
                                                                          20154.00                           12924.00
                                                                          20311.00                           12891.00
                                                                          18792.00                           12168.00
                                                                          19606.00                           12887.00
                                                                          19976.00                           13109.00
                                                                          21117.00                           13940.00
                                                                          21261.00                           13941.00
                                                                          19022.00                           12662.00
Apr-80                                                                    20119.00                           13031.00
                                                                          21298.00                           13723.00
                                                                          21793.00                           14210.00
                                                                          22963.00                           15332.00
                                                                          23303.00                           15505.00
                                                                          23522.00                           16176.00
                                                                          23519.00                           16729.00
                                                                          25034.00                           19113.00
                                                                          24689.00                           18274.00
                                                                          24187.00                           17050.00
                                                                          24524.00                           17515.00
                                                                          25585.00                           18092.00
Apr-81                                                                    25560.00                           17346.00
                                                                          25795.00                           17386.00
                                                                          25751.00                           17118.00
                                                                          25398.00                           17406.00
                                                                          24240.00                           16301.00
                                                                          23292.00                           15300.00
                                                                          24189.00                           16325.00
                                                                          25345.00                           16965.00
                                                                          24694.00                           16481.00
                                                                          24232.00                           16257.00
                                                                          23396.00                           15166.00
                                                                          23464.00                           14928.00
Apr-82                                                                    24126.00                           15749.00
                                                                          23535.00                           15271.00
                                                                          23116.00                           15017.00
                                                                          22429.00                           14844.00
                                                                          25484.00                           16547.00
                                                                          25612.00                           16818.00
                                                                          28483.00                           18727.00
                                                                          29494.00                           19718.00
                                                                          29889.00                           20112.00
                                                                          31291.00                           20567.00
                                                                          31967.00                           21167.00
                                                                          33216.00                           21874.00
Apr-83                                                                    35970.00                           23360.00
                                                                          35977.00                           23091.00
                                                                          36675.00                           24412.00
                                                                          36070.00                           23318.00
                                                                          37466.00                           23211.00
                                                                          37784.00                           23636.00
                                                                          37565.00                           23139.00
                                                                          38553.00                           23607.00
                                                                          38522.00                           23378.00
                                                                          39374.00                           22616.00
                                                                          38441.00                           21666.00
                                                                          38933.00                           22123.00
Apr-84                                                                    39225.00                           22258.00
                                                                          37103.00                           21123.00
                                                                          37566.00                           21769.00
                                                                          36699.00                           21632.00
                                                                          41209.00                           23843.00
                                                                          41868.00                           23495.00
                                                                          41676.00                           23739.00
                                                                          41567.00                           23324.00
                                                                          42573.00                           23923.00
                                                                          45685.00                           25830.00
                                                                          46275.00                           26220.00
                                                                          46432.00                           26157.00
Apr-85                                                                    46868.00                           25767.00
                                                                          49442.00                           27419.00
                                                                          50015.00                           27940.00
                                                                          49900.00                           27833.00
                                                                          49855.00                           27491.00
                                                                          48439.00                           26485.00
                                                                          50769.00                           27595.00
                                                                          53490.00                           30051.00
                                                                          55207.00                           31893.00
                                                                          55942.00                           31756.00
                                                                          60182.00                           34159.00
                                                                          63227.00                           36168.00
Apr-86                                                                    61463.00                           36244.00
                                                                          64887.00                           38187.00
                                                                          65821.00                           38885.00
                                                                          62688.00                           36300.00
                                                                          68994.00                           38078.00
                                                                          64634.00                           34187.00
                                                                          67730.00                           36351.00
                                                                          69247.00                           37387.00
                                                                          67170.00                           36516.00
                                                                          76063.00                           41489.00
                                                                          77120.00                           44298.00
                                                                          79642.00                           45281.00
Apr-87                                                                    79148.00                           44742.00
                                                                          79861.00                           45252.00
                                                                          83790.00                           47542.00
                                                                          87476.00                           50162.00
                                                                          90529.00                           52243.00
                                                                          88891.00                           50890.00
                                                                          70828.00                           39333.00
                                                                          65537.00                           35848.00
                                                                          69640.00                           38888.00
                                                                          74264.00                           39678.00
                                                                          77665.00                           41550.00
                                                                          76027.00                           39926.00
Apr-88                                                                    76977.00                           40249.00
                                                                          77924.00                           40370.00
                                                                          81267.00                           42364.00
                                                                          81169.00                           42089.00
                                                                          78937.00                           40502.00
                                                                          81992.00                           42341.00
                                                                          84583.00                           43336.00
                                                                          83779.00                           42534.00
                                                                          84734.00                           43534.00
                                                                          90945.00                           46659.00
                                                                          88981.00                           45414.00
                                                                          91330.00                           46358.00
Apr-89                                                                    95714.00                           48871.00
                                                                          99342.00                           50967.00
                                                                          98984.00                           50595.00
                                                                         105814.00                           56100.00
                                                                         108142.00                           56953.00
                                                                         106985.00                           57095.00
                                                                         103529.00                           56239.00
                                                                         104450.00                           57993.00
                                                                         106874.00                           59379.00
                                                                         100600.00                           54944.00
                                                                         102642.00                           55263.00
                                                                         103864.00                           57467.00
Apr-90                                                                   100332.00                           56537.00
                                                                         108319.00                           62936.00
                                                                         106272.00                           63144.00
                                                                         106282.00                           62746.00
                                                                          96929.00                           56961.00
                                                                          92442.00                           54022.00
                                                                          91129.00                           54378.00
                                                                          97353.00                           57663.00
                                                                          99553.00                           59497.00
                                                                         104262.00                           61972.00
                                                                         111060.00                           66774.00
                                                                         112071.00                           69299.00
Apr-91                                                                   112956.00                           69167.00
                                                                         118344.00                           71781.00
                                                                         112462.00                           68781.00
                                                                         116927.00                           72461.00
                                                                         118622.00                           74794.00
                                                                         117377.00                           73156.00
                                                                         119091.00                           74048.00
                                                                         112445.00                           72160.00
                                                                         122014.00                           82328.00
                                                                         122014.00                           79438.00
                                                                         124491.00                           79907.00
                                                                         122537.00                           78053.00
Apr-92                                                                   128517.00                           78880.00
                                                                         128876.00                           79495.00
                                                                         127820.00                           77850.00
                                                                         132434.00                           81361.00
                                                                         128593.00                           80425.00
                                                                         130008.00                           81374.00
                                                                         128968.00                           82595.00
                                                                         132463.00                           85932.00
                                                                         134860.00                           86499.00
                                                                         138583.00                           85565.00
                                                                         143364.00                           84872.00
                                                                         147321.00                           86068.00
Apr-93                                                                   146731.00                           82100.00
                                                                         149475.00                           85023.00
                                                                         151448.00                           84301.00
                                                                         153326.00                           82564.00
                                                                         159337.00                           85578.00
                                                                         159273.00                           84268.00
                                                                         160133.00                           87403.00
                                                                         157267.00                           87342.00
                                                                         159940.00                           87953.00
                                                                         167393.00                           89835.00
                                                                         161334.00                           88227.00
                                                                         154703.00                           84151.00
Apr-94                                                                   157967.00                           84530.00
                                                                         160589.00                           85908.00
                                                                         156141.00                           84078.00
                                                                         161419.00                           86760.00
                                                                         165987.00                           91393.00
                                                                         160144.00                           90086.00
                                                                         163635.00                           92185.00
                                                                         157008.00                           89161.00
                                                                         158939.00                           90704.00
                                                                         163246.00                           92953.00
                                                                         169580.00                           96579.00
                                                                         174261.00                           99611.00
Apr-95                                                                   179994.00                          102201.00
                                                                         188004.00                          105860.00
                                                                         189432.00                          109904.00
                                                                         195968.00                          113410.00
                                                                         197634.00                          113047.00
                                                                         204511.00                          118631.00
                                                                         201321.00                          119580.00
                                                                         211870.00                          123885.00
                                                                         217739.00                          125285.00
                                                                         224249.00                          130058.00
                                                                         226357.00                          131242.00
                                                                         231654.00                          130691.00
Apr-96                                                                   234017.00                          133226.00
                                                                         237550.00                          138129.00
                                                                         236410.00                          139855.00
                                                                         226434.00                          133408.00
                                                                         232683.00                          135382.00
                                                                         242642.00                          144778.00
                                                                         250843.00                          147920.00
                                                                         270033.00                          158969.00
                                                                         265604.00                          155297.00
                                                                         277849.00                          167457.00
                                                                         279877.00                          168864.00
                                                                         270305.00                          160843.00
Apr-97                                                                   280442.00                          173823.00
                                                                         298025.00                          184130.00
                                                                         309410.00                          193466.00
                                                                         334163.00                          208788.00
                                                                         319059.00                          194904.00
                                                                         337755.00                          204844.00
                                                                         325360.00                          198678.00
                                                                         337756.00                          209466.00
                                                                         345254.00                          212043.00
                                                                         341008.00                          219167.00
                                                                         366583.00                          234399.00
                                                                         385169.00                          246518.00
Apr-98                                                                   389714.00                          248589.00
                                                                         384219.00                          243592.00
                                                                         387139.00                          260960.00
                                                                         378738.00                          260803.00
                                                                         317837.00                          226873.00
                                                                         337162.00                          242051.00
                                                                         363561.00                          262335.00
                                                                         382503.00                          280095.00
                                                                         395929.00                          301410.00
                                                                         403926.00                          319826.00
                                                                         395242.00                          307289.00
                                                                         407218.00                          322162.00
Apr-99                                                                   442320.00                          321549.00
                                                                         434491.00                          312160.00
                                                                         451175.00                          334511.00
                                                                         437279.00                          323940.00
                                                                         426216.00                          328443.00
                                                                         409551.00                          322860.00
                                                                         432650.00                          345201.00
                                                                         430097.00                          359976.00
                                                                         446269.00                          386614.00
                                                                         432077.00                          360866.00
                                                                         405073.00                          368444.00
                                                                         447322.00                          402525.00
Apr-00                                                                   444325.00                          382600.00

---------------

The chart depicts the total returns of a hypothetical $10,000 initial investment for the S&P 500/Barra Growth Index and the S&P 500/Barra Value Index from April 1975 to April 2000 calculated by BARRA using a monthly buy and hold strategy. Please note that these indices are unmanaged and cannot be invested in directly.

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE
BALANCED MILEAGE FUND (SM)

[BHMS LOGO]


[IA           [HOTCHKIS AND WILEY LOGO]       [BRANDYWINE LOGO]
  LOGO]

               Independence                  17.6%
               Hotchkis and Wiley            26.3%
               Brandywine                    27.5%
               Barrow Hanley                 28.6%

     Although the six-month period was a difficult one for value style managers, beginning March 10th the market dramatically reversed direction away from the high flying tech stocks to return to valuation fundamentals. This reversal, which occurred late in the period, was not enough to counteract the growth mania that investors had for technology stocks throughout the rest of the period. During April, the Fund continued to bounce back and outperformed both the S&P 500 and the S&P 500/Barra Value Indices for the month. The Balanced Mileage Fund's total return for the six months ended April 30, 2000 was -1.88%. This return lagged the Lipper Balanced Fund Index return of 5.22% for the period.
     Good stock picks like Cordant Technologies (up 82.55%) and Philips Electronics (up 72.81%) in the industrial sector helped narrow the gap of underperformance over the period. Most of the positive contribution of the Fund's performance for the six-month period came from the telecommunication services and the industrials sectors. These holdings are in sound, established companies with strong fundamentals and expected above average earnings growth, which held up well during the market's rotation towards value oriented companies in March and April. Good stock selection in these sectors helped to make up some of the relative underperformance due to the Fund's underweight position in information technology area. Over the course of the six-month period, the Fund's exposure to information technology increased from 3.2% to 5.5%, versus the S&P 500/Barra Value Index weight of 9.9%.

     For the six-month period, the Fund's bond segment returned 1.21%, slightly underperforming the Lehman Govt./Corp. Index return of 1.49%. During this period the fixed income market continued to be heavily influenced by stock market volatility, sustained economic growth, rate moves by the Federal Reserve, and the U.S. Treasury's buyback program. The Fund's stock segment returned -3.63% for the six-month period versus the S&P 500/Barra Value Index return of 2.70%.

     Although the Fund performance lagged over the period, the investment objective and approach of the Fund has not changed. The Fund continues to invest in investment grade bonds and stocks of companies that the managers believe to be undervalued by the market. The recent shift during the period in investor sentiment and Fund performance is an indicator that a more favorable market for value stocks may be upon us.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                                  FUND           S&P 500/BARRA VALUE
                                             ------------        -------------------
          Price/Earnings Ratio               14.7                       20.0
          Price/Book Ratio                    3.9                        4.2
          Wtd. Avg. Mkt. cap ($)             34.5 Billion               64.6 Billion

                                                    LEHMAN
           FIXED INCOME               FUND        GOV./CORP.
           ------------             --------      ----------
Avg. Credit Quality                 Aa3             Aa2
Wtd. Avg. Duration                  4.4 yrs.       5.4 yrs.

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 2000

                                    % OF NET ASSETS
                                    ---------------
Ford Motor Co. Del.                       1.3%
Honeywell Int. Inc.                       1.3%
BP Amoco plc                              1.1%
Washington Mut. Inc.                      1.0%
United States Treas. Bds.                 1.0%
GTE Corp.                                 1.0%
Bank Amer. Corp.                          0.9%
Sears Roebuck & Co.                       0.9%
Philip Morris Cos. Inc.                   0.9%
Chase Manhattan Corp. New                 0.9%

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE
LARGE CAP VALUE MILEAGE FUND (SM)

[BHMS LOGO]


[IA           [HOTCHKIS AND WILEY LOGO]       [BRANDYWINE LOGO]
  LOGO]

               Independence                  18.0%
               Brandywine                    27.1%
               Hotchkis and Wiley            27.3%
               Barrow Hanley                 27.6%

     The Large Cap Value Mileage Fund's total return for the six months ended April 30, 2000 was -4.03%. This return lagged the Lipper Multi-Cap Value Index return of 2.29% for the period.

     Since the Fund utilized the same investment managers and the same approach to stock selection as the Balanced Fund, it also suffered from being underweighted in the higher priced segments of the market, such as technology. The Fund's managers find these stocks to be extremely overpriced relative to the rest of the market and therefore do not own them, as this would be contrary to the Fund's traditional value style. Although the six-month period was a difficult one for value style managers, beginning March 10th the market dramatically reversed direction away from the high flying tech stocks to return to valuation fundamentals. This reversal, which occurred late in the period, was not enough to counteract the growth mania that investors had for technology stocks throughout the rest of the period. March was an extremely strong month for the Fund as it returned over 14%, well above the one month Lipper Multi-Cap Value, S&P 500, and S&P 500/ Barra Value returns of 10.57%, 9.78% and 10.43% respectively. Again, in April, the Fund showed strength by returning 0.68%, as compared to the negative returns experienced by the S&P 500, Barra Value, and Lipper Multi Cap Value Indices of -3.01%, -0.67%, and -0.19%.

     Good stock picks like Cordant Technologies (up 82.55%) and Philips Electronics (up 72.81%) in the industrial sector helped narrow the gap of underperformance over the six-month period. Most of the Fund's performance for the period came from telecommunication services and the industrials sectors. These holdings are in sound, established companies with strong fundamentals and expected earnings growth, which held up well during the market's rotation towards value-oriented companies in March and April. Good stock selection in these sectors helped to make up some of the relative underperformance due to the Fund's underweight position in the information technology area. Over the course of the six-month period, the Fund's exposure to information technology increased from 4.2% to 5.6% versus the S&P 500/Barra Value Index weight of 9.9%.

     Although performance over the period was disappointing, the investment objective and approach for the Fund have not changed. The Fund continues to invest in companies that the managers believe are undervalued as compared to the rest of the market. The recent slide in the NASDAQ and in growth stocks is causing investors to take notice, and we are optimistic that these favorable conditions for the Fund will continue.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                                  FUND           S&P 500/BARRA VALUE
                                             ------------        -------------------
          Price/Earnings Ratio               14.4                       20.0
          Price/Book Ratio                    3.9                        4.2
          Wtd. Avg. Mkt. Cap ($)             36.7 Billion               64.6 Billion


TOP TEN HOLDINGS AS OF APRIL 30, 2000

                                    % OF NET ASSETS
                                    ---------------
BP Amoco plc                             2.6%
Ford Motor Co. Del.                      2.3%
Honeywell Intl. Inc.                     2.1%
Washington Mut. Inc.                     1.8%
Philip Morris Cos. Inc.                  1.8%
GTE Corp.                                1.7%
Bank Amer. Corp.                         1.7%
Sears Roebuck & Co.                      1.6%
Chase Manhattan Corp. New                1.5%
U.S. West Inc. New                       1.4%

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE
SMALL CAP VALUE MILEAGE FUND (SM)


    [HOTCHKIS AND WILEY    [BRANDYWINE LOGO]
            LOGO]

               Brandywine                    49.7%
               Hotchkis and Wiley            50.3%

     The small cap market, which was dominated by the high-flying technology (mainly Internet) and biotechnology stocks in the early months of the period, moved rapidly back and forth in March and into April. Investors remained uncertain about how to evaluate new technology companies in emerging industries, which, for the most part, have no earnings. The Fed's move to raise interest rates appeared to do little to slow the economy by April 30th, and perhaps added to the price volatility. For the six-month period, the Lipper Small Cap Value Index gained 9.6%, while the Lipper Small Cap Growth Index returned 39.8%. However, the Lipper Small Cap Value Index gained 4.7% in March and fell 0.6% in April, which compared quite favorably against the Lipper Small Cap Growth Index, which generated losses of 7.9% and 12.4%, respectively.

     The Fund's deep value investment approach magnified the performance of the Fund as compared to the Lipper Small Cap Value Index. In general, when small cap growth stocks were favored, the Fund underperformed the Lipper Small Cap Value Index and when small cap value stocks were in vogue, the Fund outperformed the Lipper index. The Fund's total return for the six months ended April 30, 2000 was 4.76%. This return lagged the Lipper Small Cap Value Fund Index return of 9.63% for the period. But in March and April, each class of shares exceeded the returns of the Lipper Small Cap Value Index as value stocks rebounded. In fact, as compared to the broad-based Russell 2000 Index, the Fund outperformed by over 17% during the last two months of the period.

     From a sector perspective, the Fund was underweighted in technology and biotechnology since the valuations of companies in these areas were very extended. Although this underweighting was the most significant cause of the Fund's underperformance during the six month period, it was the most significant contributor to the Fund's superior performance in March and April when tech and biotech stocks declined sharply. Positive performance contributions also came from the homebuilding and oil services sectors. Homebuilders have rallied, as new home demand has remained strong despite recent mortgage rate increases.

     It appears we may be in the early stages of a recovery for value stocks as investors seem to be turning their attention back to companies which are generating solid earnings and are trading at reasonable multiples. We are encouraged by recent events and remain optimistic about the Fund's future.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                                FUND             RUSSELL 2000 VALUE
                                             -----------         ------------------
          Price/Earnings Ratio                10.6                       17.5
          Price/Book Ratio                     1.6                        2.6
          Wtd. Avg. Mkt. Cap ($)             681 Billion                976 Billion

TOP TEN HOLDINGS AS OF APRIL 30, 2000

                                    % OF NET ASSETS
                                    ---------------
CMP Group Inc.                            1.8%
Toll Bros. Inc.                           1.7%
Knightsbridge Tankers Ltd.                1.7%
Tech Data Corp.                           1.7%
Pittston Brinks Group                     1.7%
R G S Energy Group Inc.                   1.5%
Teekay Shipping Corp.                     1.5%
Lennar Corp.                              1.5%
Pulte Corp.                               1.3%
Universal Corp. Va.                       1.1%

INTERNATIONAL EQUITY
MARKET OVERVIEW                           PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

T
     he most widely anticipated event in many years came and went with barely a notice during the past six months as concerns relating to Y2K, thankfully, never materialized. However, economic and market events have given investors plenty to talk about. Within the countries that make up European Monetary Union, unemployment has fallen almost 1% over the past year as economic growth has finally shown signs of life. Growth is expected to top 3% in 2000 after reaching 2.3% in 1999. However the upward trend in growth is beginning to send inflation higher (especially energy prices) and the European Central Bank (ECB) has taken notice. The ECB raised interest rates 0.75% over the six-month period to 3.25% and indicated that more rate increases are to be expected. However the big news out of the Eurozone has been the weakness in the Euro. The Euro weakened over 13% versus the U.S. dollar for the six-month period as investors focused on better opportunities in the U.S., lack of market reform in the Eurozone, and lack of confidence in the ECB. The UK has registered positive growth for the past 30 quarters, unemployment is at a 40 year low and inflation has been slowly inching higher. The Bank of England has closely tracked the Fed in action with rates ending the period at 5.75%. As similar as most economies have been (stronger/strong growth, falling/low unemployment, rising inflation and interest rates), conditions in Japan are much different. Back to back quarters of positive growth early in 1999 technically ended Japan's longest post-war recession. However, Japan slipped back into recession late in 1999. While forecasts project positive growth in 2000, the forecast is for just less than 1.0%.

     The MSCI EAFE Index was especially volatile during the period as many markets closed 1999 at record levels. In fact, the EAFE Index topped the S&P 500 Index in 1999 for the first time in four years, before moving awkwardly lower for the first four months of 2000. Although both Finland and Sweden were up over 50% for the period, the prevalent theme was not country selection but sector selection. Only four sectors had positive returns for the period led by information technology, which returned almost 60% for the period, while telecom returned over 20%. The technology sector was led by Nokia, based in Finland, and Ericsson, based in Sweden, which both returned over 100%. Among the major markets, the UK was the only market with a negative period, (off almost 4%); Japan was up over 3% while Germany and France both returned approximately 15%. Growth stocks, dominated by the higher P/E technology and telecom names, outperformed value stocks during the period by over 12%. However investors began to question the valuations of the telecommunications and information technology stocks, as value stocks returned to favor in March and April.
AMERICAN AADVANTAGE
INTERNATIONAL EQUITY MILEAGE FUND(SM)

[TEMPLETON LOGO]           [IA      [HOTCHKIS AND WILEY
                          LOGO]            LOGO]

                                 [LAZARD LOGO]

                                    [CHART]

     The International Equity Mileage Fund's total return for the six months ended April 30, 2000 was 5.27%. This return lagged the Lipper International Fund Index return of 13.59% for the period. In comparison, the MSCI EAFE Index had a total return of 6.71%, while the MSCI EAFE Value Index rose just 0.45%.

     The underperformance relative to the MSCI EAFE Index was primarily a "sector" story. Deterred by high price-to-earnings ratios in information technology and telecommunications services stocks, the Fund was underweighted in those two sectors. When the two sectors performed well during the period, the Fund lagged on a relative basis. The Fund has a small weighting in Nokia and did not hold Ericsson, which returned 101.93% and 115.03%, respectively for the period. These securities alone accounted for 2.2% in relative underperformance with EAFE. However, when technology and telecommunications performed poorly, the Fund provided downside protection and dramatically outperformed the EAFE Index in April by over 2.6%. The Fund had significant holdings in British Telecom (0.9% of the Fund's assets) and Cookson Group (0.9% of the Fund's assets), a broad-based basic materials company. The Fund was also overweighted in the Netherlands and Singapore where there were some excellent values, such as in Creative Technologies (up 111.80%) and Philips (up 75.73%). Philips is currently the funds top holding at 2.8%. As of April 30, 2000, the Fund's portfolio was invested as follows: Europe (70.7%), Asia (26.4%), Canada/ Mexico (2.8%), cash and other assets (0.1%).

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY MILEAGE FUND (CONTINUED)

     Although the Fund trailed the Lipper Index for the most recent six-month time period, the value philosophy of the Fund should allow it to prosper, as investors have become less tolerant of unprecedented valuations. Many of the telecommunication and information technology stocks that had strong performance and either were not owned or underweighted by the Fund, had much of their price run-up on the promise of huge, yet uncertain future profits.

     Looking at performance for the longer time period, the International Equity Fund continues to receive favorable reviews, including a 4 star overall rating from Morningstar out of 1,138 International Equity Funds for the period ended April 30, 2000.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                                  FUND                MSCI EAFE
                                             ------------        -------------------
          Price/Earnings Ratio               20.6                       31.1
          Price/Book Ratio                    3.4                        4.2
          Wtd. Avg. Mkt. Cap ($)             31.1 Billion               55.9 Billion

TOP TEN HOLDINGS AS OF APRIL 30, 2000

                                    % OF NET ASSETS
                                    ---------------
Philips Elec. (Kon)                       2.4%
Total Fina Elf.                           2.4%
Telefonica Ca.                            1.8%
Aventis S.A.                              1.7%
Alcatel                                   1.6%
BAE Systems                               1.6%
BQE Natl. Paris                           1.5%
Canon Inc.                                1.5%
Veba AG                                   1.5%
ING Groep NV                              1.4%

                    COUNTRY ALLOCATION AS OF APRIL 30, 2000

                                             FUND     EAFE
                                             -----    -----
  France                                     11.2%    10.2%
  Germany                                     7.7%    10.0%
  Netherlands                                 7.7%     5.1%
  Italy                                       3.7%     4.2%
  Spain                                       3.5%     2.7%
  Finland                                     2.9%     2.9%
  Ireland                                     1.3%     0.4%
  Portugal                                    1.1%     0.5%
  Austria                                     0.7%     0.2%
  Belgium                                     0.0%     0.9%
                                             -----    -----
EURO                                         39.8%    37.1%
UK                                           22.4%    19.5%
  Switzerland                                 4.1%     5.7%
  Sweden                                      3.0%     2.8%
  Norway                                      0.8%     0.4%
  Denmark                                     0.6%     0.8%
                                             -----    -----
OTHER NON-EURO                                8.5%     9.7%
JAPAN                                        15.0%    27.8%
  Australia                                   3.4%     2.4%
  Hong Kong                                   3.0%     2.3%
  Singapore                                   2.7%     1.0%
  New Zealand                                 1.6%     0.2%
  South Korea                                 0.5%     0.0%
  Malaysia                                    0.2%     0.0%
                                             -----    -----
OTHER ASIA                                   11.4%     5.9%
  Canada                                      2.1%     0.0%
  Mexico                                      0.7%     0.0%
  Other                                       0.1%     0.0%
                                             -----    -----
OTHER                                         2.9%     0.0%

               Euro                          39.8%
               Non-Euro                       8.5%
               Other                          2.9%
               Other Asia                    11.4%
               Japan                         15.0%
               UK                            22.4%

SECTOR RETURNS

                                          MSCI
                                FUND      EAFE
                               RTN(%)    RTN(%)
                               -------   -------
Information Technology.......   49.663    58.161
Telecomm Services............    35.73    22.413
Consumer Discretionary.......    8.734    13.612
Industrials..................    8.137     4.818
Health Care..................    2.651    (1.367)
Energy.......................    1.239    (3.885)
Financials...................   (3.729)   (7.907)
Materials....................   (5.178)   (7.862)
Utilities....................   (6.625)   (0.869)
Consumer Staples.............  (10.711)  (13.433)

U.S. FIXED INCOME MARKET OVERVIEW
--------------------------------------------------------------------------------

     The six-month period ended April 30, 2000 was an event-filled time for the fixed income markets. The period began with Y2K on the horizon and with market participants generally sitting by the sidelines. Fed watchers were kept busy interpreting signals from Alan Greenspan as economic growth continued. In November, the Federal Reserve Bank raised the fed funds rate by 25 basis points to 5.50%. Shortly thereafter, as Y2K proved itself a non-event and the economy leapt forward, Greenspan maintained the steady pace of Fed tightenings raising rates to 6.00%, by the end of April.

     Unfortunately, the Federal Reserve Bank's tightening activity was only one of the events that kept the markets on their toes. In January, the U.S. Treasury announced that, as a result of budget surpluses, they would reduce new treasury debt issuance and would repurchase outstanding debt. In an effort to shorten the average life of outstanding debt, the Treasury stated that it would focus its efforts in the 15 to 30 year sector of the U.S. Treasury yield curve. Therefore, investors flocked into this sector of the curve and caused the yield curve to invert.
[CHART]

                                                                         10/31/1999                         4/30/2000
                                                                         ----------                         ---------
                                                                            5.08                               5.81
                                                                            5.27                               6.10
                                                                            5.38                               6.19
1 Yr.                                                                       5.41                               6.15
                                                                            5.50                               6.28
                                                                            5.59                               6.41
                                                                            5.69                               6.54
                                                                            5.78                               6.67
                                                                            5.80                               6.66
                                                                            5.81                               6.65
                                                                            5.82                               6.64
                                                                            5.83                               6.63
                                                                            5.85                               6.62
                                                                            5.86                               6.61
                                                                            5.87                               6.60
                                                                            5.89                               6.58
                                                                            5.90                               6.57
                                                                            5.91                               6.56
                                                                            5.92                               6.55
5 Yr.                                                                       5.94                               6.54
                                                                            5.94                               6.52
                                                                            5.95                               6.51
                                                                            5.95                               6.49
                                                                            5.95                               6.48
                                                                            5.96                               6.46
                                                                            5.96                               6.44
                                                                            5.97                               6.43
                                                                            5.97                               6.41
                                                                            5.97                               6.39
                                                                            5.98                               6.38
                                                                            5.98                               6.36
                                                                            5.99                               6.35
                                                                            5.99                               6.33
                                                                            6.00                               6.31
                                                                            6.00                               6.30
                                                                            6.00                               6.28
                                                                            6.01                               6.26
                                                                            6.01                               6.25
                                                                            6.02                               6.23
10 Yr.                                                                      6.02                               6.22
                                                                            6.02                               6.21
                                                                            6.02                               6.21
                                                                            6.03                               6.21
                                                                            6.03                               6.20
                                                                            6.03                               6.20
                                                                            6.03                               6.20
                                                                            6.03                               6.19
                                                                            6.03                               6.19
                                                                            6.04                               6.19
                                                                            6.04                               6.18
                                                                            6.04                               6.18
                                                                            6.04                               6.18
                                                                            6.04                               6.17
                                                                            6.04                               6.17
                                                                            6.05                               6.17
                                                                            6.05                               6.17
                                                                            6.05                               6.16
                                                                            6.05                               6.16
                                                                            6.05                               6.16
                                                                            6.06                               6.15
                                                                            6.06                               6.15
                                                                            6.06                               6.15
                                                                            6.06                               6.14
                                                                            6.06                               6.14
                                                                            6.06                               6.14
                                                                            6.07                               6.13
                                                                            6.07                               6.13
                                                                            6.07                               6.13
                                                                            6.07                               6.12
                                                                            6.07                               6.12
                                                                            6.07                               6.12
                                                                            6.08                               6.11
                                                                            6.08                               6.11
                                                                            6.08                               6.11
                                                                            6.08                               6.11
                                                                            6.08                               6.10
                                                                            6.09                               6.10
                                                                            6.09                               6.10
                                                                            6.09                               6.09
                                                                            6.09                               6.09
                                                                            6.09                               6.09
                                                                            6.09                               6.08
                                                                            6.10                               6.08
                                                                            6.10                               6.08
                                                                            6.10                               6.07
                                                                            6.10                               6.07
                                                                            6.10                               6.07
                                                                            6.10                               6.06
                                                                            6.11                               6.06
                                                                            6.11                               6.06
                                                                            6.11                               6.05
                                                                            6.11                               6.05
                                                                            6.11                               6.05
                                                                            6.12                               6.05
                                                                            6.12                               6.04
                                                                            6.12                               6.04
                                                                            6.12                               6.04
                                                                            6.12                               6.03
                                                                            6.12                               6.03
                                                                            6.13                               6.03
                                                                            6.13                               6.02
                                                                            6.13                               6.02
                                                                            6.13                               6.02
                                                                            6.13                               6.01
                                                                            6.13                               6.01
                                                                            6.14                               6.01
                                                                            6.14                               6.00
                                                                            6.14                               6.00
                                                                            6.14                               6.00
                                                                            6.14                               5.99
                                                                            6.15                               5.99
                                                                            6.15                               5.99
                                                                            6.15                               5.99
                                                                            6.15                               5.98
                                                                            6.15                               5.98
                                                                            6.15                               5.98
                                                                            6.16                               5.97
                                                                            6.16                               5.97
                                                                            6.16                               5.97
30 Yr.                                                                      6.16                               5.96

       (source: Bloomberg)

     Additionally, as a result of the U.S. Treasury's actions, yield spreads between treasury and non-treasury securities in those sectors widened substantially. In fact, spreads widened beyond the levels reached during the Asian crisis of 1998.

[GRAPH]

----------                                                                        ---
APRIL 2000                                                                      159.00
                                                                                164.00
                                                                                169.00
                                                                                163.00
                                                                                158.00
                                                                                148.00
                                                                                143.00
                                                                                139.00
                                                                                131.00
                                                                                136.00
                                                                                128.00
                                                                                122.00
                                                                                120.00
                                                                                111.00
                                                                                109.00
                                                                                113.00
                                                                                114.00
                                                                                113.00
January 2000                                                                    113.00
                                                                                113.00
                                                                                112.00
                                                                                110.00
                                                                                112.00
                                                                                113.00
                                                                                116.00
                                                                                113.00
                                                                                116.00
                                                                                117.00
                                                                                119.00
                                                                                122.00
                                                                                128.00
                                                                                126.00
                                                                                127.00
                                                                                136.00
                                                                                142.00
                                                                                133.00
                                                                                131.00
                                                                                133.00
                                                                                135.00
                                                                                129.00
                                                                                131.00
                                                                                119.00
                                                                                118.00
                                                                                120.00
                                                                                125.00
                                                                                122.00
                                                                                124.00
                                                                                123.00
                                                                                120.00
                                                                                118.00
                                                                                107.00
                                                                                102.00
                                                                                107.00
                                                                                106.00
                                                                                104.00
                                                                                104.00
                                                                                105.00
                                                                                100.00
                                                                                 97.00
                                                                                 99.00
                                                                                102.00
                                                                                 99.00
                                                                                 93.00
                                                                                 95.00
                                                                                 98.00
                                                                                104.00
January 1999                                                                    110.00
                                                                                108.00
                                                                                101.00
                                                                                110.00
                                                                                101.00
                                                                                128.00
                                                                                118.00
                                                                                128.00
                                                                                 83.00
                                                                                 78.00
                                                                                 70.00
                                                                                 64.00
                                                                                 66.00
                                                                                 66.00
                                                                                 75.00
                                                                                 68.00
                                                                                 66.00
                                                                                 73.00
                                                                                 52.00
                                                                                 50.00
                                                                                 48.00
                                                                                 49.00
                                                                                 50.00
                                                                                 52.00
January 1997                                                                     60.00
                                                                                 54.00
                                                                                 56.00
                                                                                 60.00

     The last major event during this period was an announcement, again from the Treasury Department that the government is considering altering its policy towards Government Sponsored Entity (GSE) protection. Currently, in the event of financial crisis, the GSEs may request certain assistance from the federal government. The government believes that such policies may lead to unrealistic expectations on behalf of investors. Given the increase in GSE debt outstanding, the government is, once again, attempting to address its exposure. As a result of market uncertainty, spreads in the government agency sector widened substantially.

     Overall, the fixed-income markets provided a wide variety of returns during the six-month period ended April 30, 2000. Despite rising short-term rates, the treasury sector produced the highest total returns due to the yield curve inversion. The remaining spread sectors were a distant second with corporates producing the lowest total returns, as they were the most adversely affected by rising rates and widening spreads. Additionally, in response to the Fed's efforts to slow economic growth, higher credit quality sectors outperformed the lower quality sectors.

                                        TOTAL RETURNS
                                    ---------------------
                                        PERIODS ENDED
                                       APRIL 30, 2000
                                    ---------------------
SECTOR                              6 MONTH      12 MONTH
------                              -------      --------
US Treasury.......................    2.58%        2.23%
US Agency.........................    1.16%        1.19%
Mortgage Backed...................    1.26%        1.85%
Corporate.........................    0.11%       (1.01)%
Asset Backed......................    1.49%        2.39%
CREDIT RATING
-------------
Aaa...............................    0.82%       (0.07)%
Aa................................    0.53%       (0.03)%
A.................................    0.31%       (0.93)%
Baa...............................   (0.58)%      (1.93)%

(source: Lehman Brothers)

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE
INTERMEDIATE BOND MILEAGE FUND (SM)

                             [AMR INVESTMENTS LOGO]

                                  [BHMS LOGO]

               AMR Investments               49.3%
               Barrow, Hanley, Mewhinney     50.7%

     During the six-month period ended April 30, 2000, the Intermediate Bond Mileage Fund returned 0.43%. The Fund underperformed the Lipper Intermediate Investment Grade Debt Index return of 0.99%, due to an underweight position in intermediate and long-term U.S. Treasury securities. These treasury sectors produced the highest total returns throughout the period as the yield curve inverted and spreads widened. Spread represents the yield difference between treasury and non-treasury securities. In addition, spreads widened in response to the Fed's effort to slow the economy by aggressively raising interest rates. As such, the fund's overweight position in non-treasury sectors, including corporates and mortgagees, caused the fund to underperform. Overall, the cycle of rising interest rates in the intermediate sector appears to be slowing down, thus periods of negative fixed-income returns should be behind us.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                               LEHMAN
                                     FUND     AGGREGATE
                                    -------   ---------
Average Credit Quality                  Aa2      Aa1
Weighted Average Duration               4.8yrs    4.9yrs
Weighted Average Coupon                 7.4%     6.9%

TOP TEN HOLDINGS AS OF APRIL 30, 2000

                                        % OF NET ASSETS
                                        ---------------
FNMA Pool #458001                            4.4%
FNMA Pool #458000                            4.0%
Fed Hm. Ln. P.C. E00669                      3.7%
Penney, J.C. Inc.                            3.5%
Federal Natl. Mtg. Assn. Mtn.                3.5%
FNMA Pool #100293                            2.8%
United States Treas. Bds.                    2.7%
Fed Hm. Ln. P.C. C26472                      2.5%
Ford Mtr. Cr. Co.                            2.4%
FNMA Pool #100292                            2.3%

AMERICAN AADVANTAGE
SHORT-TERM BOND MILEAGE FUND(SM)

                             [AMR INVESTMENTS LOGO]

               AMR Investments               100.0%

     During the six-month period ended April 30, 2000, the Short-Term Bond Mileage Fund returned 1.49%. The Fund slightly underperformed the Linked Lipper Investment Grade benchmark return of 1.68%, due to an underweight position in U.S. Treasury securities. The Fund maintained an overweight position in higher yielding non-treasury securities, which underperformed other short-term sectors during the period. Treasuries produced the highest total returns throughout the period due to widening "yield spreads" across all sectors. "Yield spread" represents the yield difference between treasury and non-treasury securities.

PORTFOLIO STATISTICS AS OF APRIL 30, 2000

                                                 MERRILL
                                                  LYNCH
                                        FUND     1-3 YR
                                       -------   -------
Average Credit Quality                     Aa1       Aaa
Weighted Average Duration              2.0 yrs   1.7 yrs
Weighted Average Coupon                   6.9%      6.3%

TOP TEN HOLDINGS AS OF APRIL 30, 2000

                                        % OF NET ASSETS
                                        ---------------
GNMA Pool #780173                            7.1%
Lehman Brothers Hldgs. Inc.                  5.0%
Quebec Prov. Cda.                            4.8%
Fort James Corp.                             4.7%
Heller Finl. Inc. Mtn. Bk. Ent.              4.7%
Citibank Cr. Card. Master Tr. I              4.6%
Ford Cr. Auto Owner Tr.                      4.6%
Philip Morris Cos. Inc.                      4.5%
Union Oil Co. Calif.                         4.2%
Fed. Hm. Ln. P.C. #E44213                    3.9%

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                                                             SHORT-
                                                      LARGE CAP   SMALL CAP   INTERNATIONAL   INTERMEDIATE    TERM
                                           BALANCED     VALUE       VALUE        EQUITY           BOND        BOND
                                           --------   ---------   ---------   -------------   ------------   -------
                                                      (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value....  $ 2,723    $  6,022     $   66       $  6,091        $   250      $   873
    Receivable for expense reimbursement
      (Note 2)...........................        4           6          5              -              5           16
    Deferred organization costs, net.....        1           1          -              1              -            1
    Other assets.........................       --          --         --             32             --           --
                                           --------   --------     ------       --------        -------      -------
        TOTAL ASSETS.....................    2,728       6,029         71          6,124            255          890
                                           --------   --------     ------       --------        -------      -------

LIABILITIES:
    Payable for fund shares redeemed.....       --          --         --            175             --           --
    Accrued organization costs...........        1           1          -              1              2            3
    Dividends payable....................        -           -          -              -              1            -
    Management fees payable (Note 2).....        1           1          1              -              -            -
    Other liabilities....................       10          21         13             10             15            4
                                           --------   --------     ------       --------        -------      -------
        TOTAL LIABILITIES................       12          23         14            186             18            7
                                           --------   --------     ------       --------        -------      -------
NET ASSETS...............................  $ 2,716    $  6,006     $   57       $  5,938        $   237      $   883
                                           ========   ========     ======       ========        =======      =======

ANALYSIS OF NET ASSETS:
    Paid-in-capital......................  $ 2,415    $  5,377     $   59       $  4,642        $   271      $   969
    Accumulated undistributed investment
      income.............................       24          30          -             16              -            -
    Accumulated net realized gain
      (loss).............................      763       1,171        (42)           351            (38)         (53)
    Unrealized net appreciation
      (depreciation) of investments,
      futures contracts and foreign
      currency...........................     (486)       (572)        40            929              4          (33)
                                           --------   --------     ------       --------        -------      -------
NET ASSETS...............................  $ 2,716    $  6,006     $   57       $  5,938        $   237      $   883
                                           ========   ========     ======       ========        =======      =======
Shares outstanding (no par value)........  166,396     338,734      6,108        311,830         25,127       96,644
                                           ========   ========     ======       ========        =======      =======
Net asset value, offering and redemption
  price per share........................  $ 16.32    $  17.73     $ 9.38       $  19.04        $  9.44      $  9.14
                                           ========   ========     ======       ========        =======      =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Six months ended April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                   LARGE CAP   SMALL CAP   INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                        BALANCED     VALUE       VALUE        EQUITY           BOND          BOND
                                        --------   ---------   ---------   -------------   ------------   ----------
                                                                       (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Interest income...................   $  44       $   7        $ -          $ 17            $13           $ 31
    Dividend income (net of foreign
      taxes of $13 in International
      Equity Fund)....................      24          95          -            54              1              -
    Income derived from securities
      lending, net....................       1           -          -             1              -              -
    Portfolio expenses................      (5)        (11)         -           (13)            (1)            (1)
                                         -----       -----        ---          ----            ---           ----
        NET INVESTMENT INCOME
          ALLOCATED FROM PORTFOLIO....      64          91          -            59             13             30
                                         -----       -----        ---          ----            ---           ----
FUND EXPENSES:
    Management fees (Note 2)..........       4           8          -             8              -              1
    Transfer agent fees...............       2           5          -             3              -              1
    Professional fees.................       -           1          -             1              -              -
    Registration fees and expenses....       6           9          9             8              6              6
    Distribution fees.................       4           8          -             8              -              1
    Other expenses....................       5           8          4             4              1              2
                                         -----       -----        ---          ----            ---           ----
        TOTAL FUND EXPENSES...........      21          39         13            32              7             11
                                         -----       -----        ---          ----            ---           ----
        Less reimbursement of fund
          expenses (Note 2)...........       7           9         13             -              6              8
                                         -----       -----        ---          ----            ---           ----
        NET FUND EXPENSES.............      14          30          -            32              1              3
                                         -----       -----        ---          ----            ---           ----
NET INVESTMENT INCOME.................      50          61          -            27             12             27
                                         -----       -----        ---          ----            ---           ----
REALIZED AND UNREALIZED GAIN (LOSS)
  ALLOCATED FROM PORTFOLIO:
    Net realized gain (loss) on
      investments, futures contracts,
      and foreign currency
      transactions....................     (42)          7          3           336            (32)            (8)
    Change in net unrealized
      appreciation or depreciation of
      investments, futures contracts,
      and foreign currency
      translations....................     (79)       (412)         -            (1)            20             (7)
                                         -----       -----        ---          ----            ---           ----
        NET GAIN (LOSS) ON
          INVESTMENTS.................    (121)       (405)         3           335            (12)           (15)
                                         -----       -----        ---          ----            ---           ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........   $ (71)      $(344)       $ 3          $362            $ -           $ 12
                                         =====       =====        ===          ====            ===           ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      BALANCED                 LARGE CAP VALUE
                                                              -------------------------   -------------------------
                                                              SIX MONTHS                  SIX MONTHS
                                                                 ENDED                       ENDED
                                                               APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                                                 2000       OCTOBER 31,      2000       OCTOBER 31,
                                                              (UNAUDITED)      1999       (UNAUDITED)      1999
                                                              -----------   -----------   -----------   -----------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................    $   50        $  113        $    61       $   147
    Net realized gain (loss) on investments, futures
      contracts, and foreign currency transactions..........       (42)          198              7         1,199
    Change in net unrealized appreciation or depreciation of
      investments, futures contracts, and foreign currency
      translations..........................................       (79)         (286)          (412)       (1,114)
                                                                ------        ------        -------       -------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       (71)           25           (344)          232
                                                                ------        ------        -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................      (117)         (120)          (146)         (159)
    Net realized gain on investments........................       (35)            -           (843)         (783)
                                                                ------        ------        -------       -------
        DISTRIBUTIONS TO SHAREHOLDERS.......................      (152)         (120)          (989)         (942)
                                                                ------        ------        -------       -------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................        47           151            159         1,129
    Reinvestment of dividends and distributions.............       148           117            940           902
    Cost of shares redeemed.................................      (538)         (699)        (2,002)       (3,094)
                                                                ------        ------        -------       -------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................      (343)         (431)          (903)       (1,063)
                                                                ------        ------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS.......................      (566)         (526)        (2,236)       (1,773)
NET ASSETS:
    Beginning of period.....................................     3,282         3,808          8,242        10,015
                                                                ------        ------        -------       -------
    END OF PERIOD*..........................................    $2,716        $3,282        $ 6,006       $ 8,242
                                                                ======        ======        =======       =======
    *Includes undistributed net investment income of........    $   24        $   91        $    30       $   115
                                                                ======        ======        =======       =======

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INTERMEDIATE
     SMALL CAP VALUE          INTERNATIONAL EQUITY                BOND                  SHORT-TERM BOND
-------------------------   -------------------------   ------------------------   -------------------------
SIX MONTHS                  SIX MONTHS                  SIX MONTHS                 SIX MONTHS
   ENDED                       ENDED                       ENDED      YEAR ENDED      ENDED
 APRIL 30,    MARCH 1, TO    APRIL 30,    YEAR ENDED     APRIL 30,     OCTOBER      APRIL 30,    YEAR ENDED
   2000       OCTOBER 31,      2000       OCTOBER 31,      2000          31,          2000       OCTOBER 31,
(UNAUDITED)      1999       (UNAUDITED)      1999       (UNAUDITED)      1999      (UNAUDITED)      1999
-----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
                                 (IN THOUSANDS)
   $   -        $     1      $     27      $     68        $  12         $ 18         $ 27         $   58
       3             16           336           515          (32)          (7)          (8)           (18)
       -             40            (1)          502           20          (17)          (7)           (17)
   -----        -------      --------      --------        -----         ----         ----         ------
       3             57           362         1,085            -           (6)          12             23
   -----        -------      --------      --------        -----         ----         ----         ------
      (1)             -           (60)          (73)         (12)         (18)         (27)           (58)
     (61)             -          (583)         (129)           -            -            -              -
   -----        -------      --------      --------        -----         ----         ----         ------
     (62)             -          (643)         (202)         (12)         (18)         (27)           (58)
   -----        -------      --------      --------        -----         ----         ----         ------
     614          3,117        18,481        17,803           14          504           15             32
      62              -           614           192            6           11           27             56
    (613)        (3,121)      (19,210)      (17,900)        (272)         (48)         (10)          (681)
   -----        -------      --------      --------        -----         ----         ----         ------
      63             (4)         (115)           95         (252)         467           32           (593)
   -----        -------      --------      --------        -----         ----         ----         ------
       4             53          (396)          978         (264)         443           17           (628)
      53              -         6,334         5,356          501           58          866          1,494
   -----        -------      --------      --------        -----         ----         ----         ------
   $  57        $    53      $  5,938      $  6,334        $ 237         $501         $883         $  866
   =====        =======      ========      ========        =====         ====         ====         ======
   $   -        $     1      $     16      $     49        $   -         $  -         $  -         $    -
   =====        =======      ========      ========        =====         ====         ====         ======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with ten separate series. The following series are included in this report: American AAdvantage Balanced Mileage Fund, American AAdvantage Large Cap Value Mileage Fund, American AAdvantage Small Cap Value Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Intermediate Bond Mileage Fund and American AAdvantage Short-Term Bond Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds (other than the Intermediate Bond and Small Cap Value Mileage Funds) commenced active operations on November 1, 1995. The American AAdvantage Intermediate Bond Mileage Fund commenced active operations on March 2, 1998. The American AAdvantage Small Cap Value Mileage Fund commenced active operations on March 1, 1999. Prior to March 1, 1999, the American AAdvantage Large Cap Value Mileage Fund was known as the American AAdvantage Growth and Income Mileage Fund.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:       - INVESTS ASSETS IN -       AMR INVESTMENT SERVICES TRUST:
    --------------------                                   ------------------------------
    Balanced Mileage Fund                                  Balanced Portfolio
    Large Cap Value Mileage Fund                           Large Cap Value Portfolio
    Small Cap Value Mileage Fund                           Small Cap Value Portfolio
    International Equity Mileage Fund                      International Equity Portfolio
    Intermediate Bond Mileage Fund                         Intermediate Bond Portfolio
    Short-Term Bond Mileage Fund                           Short-Term Bond Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (.31%,
 .57%, .09%, .40%, .52%, and 1.36% at April 30, 2000 of the AMR Investment
Services Balanced, Large Cap Value, Small Cap Value, International Equity, Intermediate Bond and Short-Term Bond, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Large
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Cap Value, Small Cap Value and International Equity Mileage Funds normally will be declared and paid annually. The Intermediate Bond and the Short-Term Bond Mileage Funds generally declare dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At October 31, 1999, capital loss carryforward positions for federal income tax purposes were as follows:

FUND                                                          AMOUNT     EXPIRES
----                                                          -------   ---------
Intermediate Bond...........................................  $8,700      2007
Short-Term Bond.............................................  75,000    2004-2007

  Deferred Organization Expenses

     Expenses incurred by the Balanced, Large Cap Value, International Equity, Intermediate Bond and Short-Term Bond Mileage Funds in connection with their organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of a Fund's total assets (which includes the value of the Fund's investment in its corresponding Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Balanced, Large Cap Value, Small Cap Value, International Equity, Intermediate Bond and Short-Term Bond Mileage Funds.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended April 30, 2000, the Manager waived distribution fees totaling $3,632, $8,200, $77, $192, $471 and $1,089 for the Balanced, Large Cap Value,
Small Cap Value, International Equity, Intermediate Bond and Short-Term Bond Mileage Funds, respectively.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American.

  Reimbursement of Expenses

     In addition to waiving distribution fees, the Manager reimbursed expenses totaling $3,379, $1,018, $12,971, $6,005, and $6,615 for the Balanced, Large Cap
Value, Small Cap Value, Intermediate Bond and Short-Term Bond Mileage Funds, respectively during the six months ended April 30, 2000.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands):

Six Months Ended April 30, 2000

                                                               BALANCED       LARGE CAP VALUE    SMALL CAP VALUE
                                                             MILEAGE FUND       MILEAGE FUND       MILEAGE FUND
                                                            ---------------   ----------------   ----------------
                                                            SHARES   AMOUNT   SHARES   AMOUNT    SHARES   AMOUNT
                                                            ------   ------   ------   -------   ------   -------
Shares sold...............................................     3     $  47       49    $ 1,129     283    $ 3,117
Reinvestment of dividends.................................     9       148       41        902       0          0
Shares redeemed...........................................   (33)     (538)    (134)    (3,094)   (277)    (3,121)
                                                             ---     -----     ----    -------    ----    -------
Net increase (decrease) in capital shares outstanding.....   (21)    $(343)     (44)   $(1,063)      6    $    (4)
                                                             ===     =====     ====    =======    ====    =======

                                                               INTERNATIONAL      INTERMEDIATE       SHORT-TERM
                                                                  EQUITY              BOND              BOND
                                                               MILEAGE FUND       MILEAGE FUND      MILEAGE FUND
                                                             -----------------   ---------------   ---------------
                                                             SHARES    AMOUNT    SHARES   AMOUNT   SHARES   AMOUNT
                                                             ------   --------   ------   ------   ------   ------
Shares sold................................................    943    $ 18,481     50      $504       3     $  32
Reinvestment of dividends..................................     32         614      1        11       6        56
Shares redeemed............................................   (977)    (19,210)    (5)      (48)    (72)     (681)
                                                              ----    --------     --      ----     ---     -----
Net increase (decrease) in capital shares outstanding......     (2)   $   (115)    46      $467     (63)    $(593)
                                                              ====    ========     ==      ====     ===     =====

Period Ended October 31, 1999

                                                          BALANCED       LARGE CAP VALUE    SMALL CAP VALUE
                                                        MILEAGE FUND       MILEAGE FUND       MILEAGE FUND
                                                       ---------------   ----------------   ----------------
                                                       SHARES   AMOUNT   SHARES   AMOUNT    SHARES   AMOUNT
                                                       ------   ------   ------   -------   ------   -------
Shares sold..........................................     8     $ 151       49    $ 1,129     283    $ 3,117
Reinvestment of dividends............................     7       117       41        902       -          -
Shares redeemed......................................   (38)     (699)    (134)    (3,094)   (277)    (3,121)
                                                        ---     -----     ----    -------    ----    -------
Net increase (decrease) in capital shares
  outstanding........................................   (23)    $(431)     (44)   $(1,063)      6    $    (4)
                                                        ===     =====     ====    =======    ====    =======

                                                          INTERNATIONAL      INTERMEDIATE       SHORT-TERM
                                                             EQUITY          BOND MILEAGE          BOND
                                                          MILEAGE FUND           FUND          MILEAGE FUND
                                                        -----------------   ---------------   ---------------
                                                        SHARES    AMOUNT    SHARES   AMOUNT   SHARES   AMOUNT
                                                        ------   --------   ------   ------   ------   ------
Shares sold...........................................    939    $ 17,803     50      $504       3     $  32
Reinvestment of dividends.............................     11         192      1        11       6        56
Shares redeemed.......................................   (941)    (17,900)    (5)      (48)    (72)     (681)
                                                         ----    --------     --      ----     ---     -----
Net increase (decrease) in capital shares
  outstanding.........................................      9    $     95     46      $467     (63)    $(593)
                                                         ====    ========     ==      ====     ===     =====

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE BALANCED MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED                  YEAR ENDED
                                                   APRIL 30,                OCTOBER 31,
                                                    2000(D)     -----------------------------------
                                                  (UNAUDITED)    1999     1998     1997     1996(A)
                                                  -----------   ------   ------   -------   -------
Net asset value, beginning of period(B).........    $17.50      $18.08   $18.32   $ 16.01   $ 13.97
                                                    ------      ------   ------   -------   -------
Income from investment operations:
    Net investment income(C)....................      0.30        0.64     0.57      0.58      0.49
    Net gains (losses) on securities (both
      realized and unrealized)(C)...............     (0.65)      (0.60)    0.93      2.44      1.65
                                                    ------      ------   ------   -------   -------
Total from investment operations................     (0.35)       0.04     1.50      3.02      2.14
                                                    ------      ------   ------   -------   -------
Less distributions:
    Dividends from net investment income........     (0.64)      (0.62)   (0.58)    (0.49)    (0.10)
    Distributions from net realized gains on
      securities................................     (0.19)          -    (1.16)    (0.22)        -
                                                    ------      ------   ------   -------   -------
Total distributions.............................     (0.83)      (0.62)   (1.74)    (0.71)    (0.10)
                                                    ------      ------   ------   -------   -------
Net asset value, end of period..................    $16.32      $17.50   $18.08   $ 18.32   $ 16.01
                                                    ======      ======   ======   =======   =======
Total return....................................     (1.88)%     0.13%    8.74%    19.52%    15.97%
                                                    ======      ======   ======   =======   =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)....    $2,716      $3,282   $3,808   $ 3,437   $ 2,495
    Ratios to average net assets
      (annualized)(C):
         Expenses...............................     1.25%       0.99%    0.99%     0.99%     1.01%
         Net investment income..................     3.47%       3.16%    3.16%     3.45%     3.58%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      manager...................................     0.48%       0.76%    0.75%     0.84%     1.92%

---------------

(A) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Balanced Fund on April 1, 1996.

(B) The net asset value per share for the Balanced Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(D) GSB Investment Management, Inc. was removed as an investment advisor to the Balanced Fund on March 1, 2000.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE LARGE CAP VALUE MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED                   YEAR ENDED
                                           APRIL 30,                 OCTOBER 31,
                                            2000(E)     -------------------------------------
                                          (UNAUDITED)   1999(D)    1998      1997     1996(A)
                                          -----------   -------   -------   -------   -------
Net asset value, beginning of
  period(B).............................    $21.52      $23.43    $ 23.72   $ 19.35   $ 15.94
                                            ------      ------    -------   -------   -------
Income from investment operations:
    Net investment income(C)............      0.21        0.39       0.45      0.31      0.34
    Net gains (losses) on securities
      (both realized and
      unrealized)(C)....................     (1.12)      (0.02)      0.92      4.87      3.16
                                            ------      ------    -------   -------   -------
Total from investment operations........     (0.91)       0.37       1.37      5.18      3.50
                                            ------      ------    -------   -------   -------
Less distributions:
    Dividends from net investment
      income............................     (0.43)      (0.39)     (0.39)    (0.34)    (0.09)
    Distributions from net realized
      gains on securities...............     (2.45)      (1.89)     (1.27)    (0.47)        -
                                            ------      ------    -------   -------   -------
Total distributions.....................     (2.88)      (2.28)     (1.66)    (0.81)    (0.09)
                                            ------      ------    -------   -------   -------
Net asset value, end of period..........    $17.73      $21.52    $ 23.43   $ 23.72   $ 19.35
                                            ======      ======    =======   =======   =======
Total return............................     (4.03)%     1.32%      6.01%    27.60%    22.77%
                                            ======      ======    =======   =======   =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)........................    $6,006      $8,242    $10,015   $12,513   $ 6,234
    Ratios to average net assets
      (annualized)(C):
         Expenses.......................     1.25%       0.99%      0.98%     0.99%     1.00%
         Net investment income..........     1.77%       1.53%      1.46%     1.78%     2.13%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by the manager...........     0.28%       0.30%      0.23%     0.32%     0.88%

---------------

(A) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Large Cap Value Fund on April 1, 1996.

(B) The net asset value per share for the Large Cap Value Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.254705.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP VALUE MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED        MARCH 1,
                                           APRIL 30,         TO
                                             2000        OCTOBER 31,
                                          (UNAUDITED)       1999
                                          -----------    -----------
Net asset value, beginning of period....    $  9.95        $10.00
                                            -------        ------
Income from investment operations:
    Net investment income(A)............      (0.17)         0.22
    Net gains (losses) on securities
     (both realized and
     unrealized)(A).....................       0.59         (0.27)
                                            -------        ------
Total from investment operations........       0.42         (0.05)
                                            -------        ------
Less distributions:
    Dividends from net investment
     income.............................      (0.02)            -
    Distributions from net realized
     gains on securities................      (0.97)            -
                                            -------        ------
Total distributions.....................      (0.99)            -
                                            -------        ------
Net asset value, end of period..........    $  9.38        $ 9.95
                                            =======        ======
Total return............................      4.76%         (0.50)%
                                            =======        ======
Ratios and supplemental data:
    Net assets, end of period (in
     thousands).........................    $    57        $   53
    Ratios to average net assets
     (annualized)(A):
         Expenses.......................      1.50%         1.51%
         Net investment income..........      0.99%         0.45%
    Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................     42.60%         8.87%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                            YEAR ENDED
                                      APRIL 30,                          OCTOBER 31,
                                         2000           ---------------------------------------------
                                     (UNAUDITED)        1999(C)       1998        1997         1996
                                    --------------      -------      ------      -------      -------
Net asset value, beginning of
  period(A).......................      $20.17          $ 17.56      $17.67      $ 15.31      $ 13.15
                                        ------          -------      ------      -------      -------
Income from investment operations:
    Net investment income(B)......        0.10             0.23        0.25         0.25         0.20
    Net gains on securities (both
      realized and
      unrealized)(B)..............        1.01             3.06        0.33         2.52         2.03
                                        ------          -------      ------      -------      -------
Total from investment
  operations......................        1.11             3.29        0.58         2.77         2.23
                                        ------          -------      ------      -------      -------
Less distributions:
    Dividends from net investment
      income......................       (0.21)           (0.25)      (0.27)       (0.18)       (0.07)
    Distributions from net
      realized gains on
      securities..................       (2.03)           (0.43)      (0.42)       (0.23)           -
                                        ------          -------      ------      -------      -------
Total distributions...............       (2.24)           (0.68)      (0.69)       (0.41)       (0.07)
                                        ------          -------      ------      -------      -------
Net asset value, end of period....      $19.04          $ 20.17      $17.56      $ 17.67      $ 15.31
                                        ======          =======      ======      =======      =======
Total return......................       5.27%           19.27%       3.49%       18.44%       16.58%
                                        ======          =======      ======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)..................      $5,938          $ 6,334      $5,356      $ 5,219      $ 3,387
    Ratios to average net assets
      (annualized)(B):
         Expenses.................       1.37%            1.41%       1.47%        1.47%        1.48%
         Net investment income....       0.82%            1.23%       1.32%        1.61%        1.63%
    Decrease reflected in above
      expense ratio due to
      absorption of expenses by
      the Manager.................           -            0.08%       0.18%        0.21%        1.23%

---------------

(A) The net asset value per share for the International Equity Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.520913.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment Associates on March 1, 1999.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERMEDIATE BOND MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED
                                                               APRIL 30,    YEAR ENDED       MARCH 2,
                                                                 2000       OCTOBER 31,   TO OCTOBER 31,
                                                              (UNAUDITED)      1999            1998
                                                              -----------   -----------   --------------
Net asset value, beginning of period........................    $ 9.72        $10.40         $  10.00
                                                                ------        ------         --------
Income from investment operations:
    Net investment income(A)................................      0.31          0.53             0.38
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     (0.28)        (0.67)            0.40
                                                                ------        ------         --------
Total from investment operations............................      0.03         (0.14)            0.78
                                                                ------        ------         --------
Less distributions:
    Dividends from net investment income....................     (0.31)        (0.53)           (0.38)
    Distributions from net realized gains on securities.....         -         (0.01)               -
                                                                ------        ------         --------
Total distributions.........................................     (0.31)        (0.54)           (0.38)
                                                                ------        ------         --------
Net asset value, end of period..............................    $ 9.44        $ 9.72         $  10.40
                                                                ======        ======         ========
Total return................................................     0.29%         (1.43)%          7.94%
                                                                ======        ======         ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $  237        $  501         $     58
    Ratios to average net assets (annualized)(A):
         Expenses...........................................     0.89%         0.88%            0.87%
         Net investment income..............................     6.36%         5.48%            5.53%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................     3.45%         9.60%          116.08%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SHORT-TERM BOND MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED
                                                    APRIL 30,                 OCTOBER 31,
                                                       2000        ----------------------------------
                                                   (UNAUDITED)      1999    1998(A)    1997     1996
                                                  --------------   ------   -------   ------   ------
Net asset value, beginning of period(B).........      $ 9.29       $ 9.60   $ 9.60    $ 9.65   $ 9.83
                                                      ------       ------   ------    ------   ------
Income from investment operations:
    Net investment income(C)....................        0.29         0.55     0.60      0.61     0.59
    Net gains (losses) on securities (both
      realized and unrealized)(C)...............       (0.15)       (0.31)      --     (0.05)   (0.18)
                                                      ------       ------   ------    ------   ------
Total from investment operations................        0.14         0.24     0.60      0.56     0.41
                                                      ------       ------   ------    ------   ------
Less distributions:
    Dividends from net investment income........       (0.29)       (0.55)   (0.60)    (0.61)   (0.59)
    Distributions from net realized gains on
      securities................................           -            -        -         -        -
                                                      ------       ------   ------    ------   ------
Total distributions.............................       (0.29)       (0.55)   (0.60)    (0.61)   (0.59)
                                                      ------       ------   ------    ------   ------
Net asset value, end of period..................      $ 9.14       $ 9.29   $ 9.60    $ 9.60   $ 9.65
                                                      ======       ======   ======    ======   ======
Total return....................................       1.49%        2.61%    6.45%     5.90%    4.55%
                                                      ======       ======   ======    ======   ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)....      $  883       $  866   $1,494    $1,226   $1,168
    Ratios to average net assets
      (annualized)(C):
         Expenses...............................       0.85%        0.85%    0.85%     0.85%    0.86%
         Net investment income..................       6.25%        5.78%    6.24%     6.37%    6.08%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager...................................       1.77%        1.52%    1.89%     2.16%    2.33%

---------------

(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Mileage Fund was known as the American AAdvantage Limited-Term Income Mileage Fund.

(B) The net asset value per share for the Short-Term Bond Mileage Fund has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 2.034588.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 7.14%
U.S. TREASURY NOTES - 2.10%
3.625%, Due 7/15/2002............  $ 2,118    $    2,114
6.25%, Due 8/31/2002.............    2,000         1,980
6.25%, Due 2/15/2003.............    4,000         3,960
5.75%, Due 8/15/2003.............    3,400         3,314
5.875%, Due 2/15/2004............      160           156
6.625%, Due 5/15/2007............    6,495         6,540
6.50%, Due 2/15/2010.............      500           510
                                              ----------
    TOTAL U.S. TREASURY NOTES....                 18,574
                                              ----------
U.S. TREASURY BONDS - 5.04%
10.75%, Due 2/15/2003............    2,560         2,821
10.375%, Due 11/15/2012..........    5,130         6,248
8.125%, Due 8/15/2019............    6,285         7,548
6.375%, Due 8/15/2027............    8,475         8,663
6.125%, Due 11/15/2027...........    1,020         1,009
5.25%, Due 2/15/2029.............    2,050         1,802
7.75%, Due 4/15/2029.............    5,722         5,736
6.125%, Due 8/15/2029............    6,000         6,015
6.25%, Due 5/15/2030.............    4,500         4,677
                                              ----------
    TOTAL U.S. TREASURY BONDS....                 44,519
                                              ----------
    TOTAL U.S. TREASURY
      OBLIGATIONS................                 63,093
                                              ----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.42%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.02%
6.04%, Due 6/20/2000.............    5,000         4,950
5.75%, Due 6/15/2001.............    7,005         6,925
5.25%, Due 4/25/2002.............    4,015         3,880
5.13%, Due 9/15/2003.............    4,220         3,960
6.875%, Due 1/15/2005............    3,850         3,790
5.85%, Due 1/22/2008.............    1,000           913
5.82%, Due 3/30/2009.............    1,000           901
6.625%, Due 9/15/2009............    1,620         1,543
6.50%, Due 3/25/2011.............    1,750         1,715
6.00%, Due 3/1/2013..............      520           488
6.00%, Due 5/1/2014..............    1,869         1,753
6.793%, Due 2/1/2027.............    2,401         2,368
6.50%, Due 5/1/2029..............    2,409         2,251
6.50%, Due 6/1/2029..............      388           363
6.50%, Due 7/1/2029..............    4,565         4,267
8.00%, Due 4/1/2030..............    4,285         4,285
                                              ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.......                 44,352
                                              ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.36%
Discount Note, Zero Coupon,
  7/27/00........................    5,000         4,925

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Series 1989-21 G, 10.45%,
  Due 4/25/2019..................  $    68    $       72
Pool # 306505, 8.00%, Due
  3/1/2025.......................      323           323
Pool # 323706, 7.00%, Due
  4/1/2029.......................    1,774         1,746
TBA, 6.50%, Due 12/1/2099........    4,280         4,096
TBA, 7.00%, Due 12/1/2099........    7,400         7,082
TBA, 8.00%, Due 12/1/2099........    2,600         2,598
                                              ----------
    TOTAL FEDERAL
      NATIONAL MORTGAGE
      ASSOCIATION................                 20,842
                                              ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.04%
Pool # 491467, 6.50%, Due
  5/15/2029......................      490           459
TBA, 8.00%, Due 12/1/2099........    6,600         6,612
TBA, 6.00%, Due 12/15/2099.......    1,130         1,107
TBA, 7.50%, Due 12/15/2099.......    1,055         1,038
                                              ----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION.......                  9,216
                                              ----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS................                 74,410
                                              ----------
ASSET-BACKED SECURITIES - 1.37%
Amresco Commercial Mortgage
  Funding I, Series 1997-C1 A3,
  7.19%, Due 6/17/2029...........    1,510         1,461
Asset Securitization Corporation,
  Series 1997-D5 A1C, 6.75%,
  Due 2/14/2041..................    1,760         1,657
Chase Commercial Mortgage
  Securities Corporation, Series
  1997-1 A2, 7.37%,
  Due 2/19/2007..................    1,100         1,081
Commercial Mortgage Asset Trust,
  7.546%, Due 12/17/2009.........    2,000         1,968
Firstplus Home Loan Owner Trust,
  6.32%, Due 8/10/2016...........    3,000         2,941
LB Commercial Conduit Mortgage
  Trust, 6.21%, Due 10/15/2008...    2,440         2,214
Securitized Multiple Asset,
  7.72%, Due 4/15/2005...........    1,624           383
Structured Asset Securities
  Corporation....................      394           395
                                              ----------
    TOTAL ASSET-BACKED
      SECURITIES.................                 12,100
                                              ----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.25%
CitiCorp Mortgage Securities,
  Incorporated,
  6.92%, Due 8/25/2027...........       54            54

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Credit Suisse First Boston
  Mortgage,
  6.91%, Due 1/15/2008...........  $   672    $      651
  7.24%, Due 6/20/2029...........      400           385
CountryWide, Incorporated,
  8.25%, Due 5/25/2010...........      426           430
  7.50%, Due 7/25/2011...........      377           373
CWMBS Incorporated, 4.80%,
  Due 4/25/2028..................      807           789
DLJ Mortgage Acceptance
  Corporation, 4.56%,
  Due 3/25/2024..................       52            52
Green Tree Financial Corporation,
  7.00%, Due 10/15/2027..........      575           575
  6.68%, Due 1/15/2029...........    1,150         1,137
Home Equity Loan Trust,
  6.223%, Due 6/25/2011..........      860           845
The Money Store Home Equity
  Trust,
  7.66%, Due 8/15/2026...........    1,500         1,440
Mortgage Capital Funding,
  Incorporated,
  6.758%, Due 2/20/2004..........      563           550
Nomura Asset Securities
  Corporation,
  8.15%, Due 4/4/2027............    2,500         2,524
Residential Funding Mortgage
  Securities I,
  6.78%, Due 7/25/2010...........      880           871
  6.35%, Due 8/25/2023...........        9             9
Southern Pacific Secured Asset
  Trust,
  6.27%, Due 3/25/2019...........      350           345
                                              ----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS................                 11,030
                                              ----------
CORPORATE BONDS - 20.97%
BANKS - 1.94%
Amsouth Bancorporation,
  6.125%, Due 3/1/2009...........    2,000         1,729
Bank of America Corporation,
  7.80%, Due 2/15/2010...........      830           828
BankBoston Corporation MTN,
  6.125%, Due 3/15/2002..........    1,540         1,496
Capital One Bank MTN,
  7.08%, Due 10/30/2001..........    1,000           991
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002...........      850           865
  6.00%, Due 11/1/2005...........      850           784
CitiCorp, Incorporated,
  7.125%, Due 5/15/2006..........    1,170         1,138
Citigroup, Incorporated,
  6.875%, Due 2/15/2098..........    1,360         1,119
First Union Corporation,
  6.95%, Due 11/1/2004...........      840           817

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Firstar Corporation,
  6.50%, Due 7/15/2002...........  $ 1,000    $      974
  7.125%, Due 12/1/2009..........      790           746
Inter-American Development Bank,
  5.375%, Due 11/18/2008.........    1,280         1,121
PNC Funding Corporation,
  6.125%, Due 9/1/2003...........    1,520         1,452
  6.875%, Due 7/15/2007..........    1,000           936
Wells Fargo & Company,
  6.625%, Due 8/15/2001..........      900           870
  6.78%, Due 2/2/2005............    1,400         1,397
                                              ----------
    TOTAL BANKS..................                 17,263
                                              ----------
FINANCE - 6.52%
All State Corporation,
  7.20%, Due 12/1/2009...........    2,045         1,926
Associates Corporation of North
  America,
  6.00%, Due 4/15/2003...........    2,000         1,913
CNA Financial Corporation,
  6.95%, Due 1/15/2018...........    1,675         1,295
Countrywide Funding
  Corporation, MTN,
  6.85%, Due 6/15/2004...........    2,135         2,056
Caterpillar Financial Services,
  Corporation,
  7.34%, Due 9/30/2003...........    2,525         2,505
Credit Suisse First Boston,
  6.48%, Due 4/11/2030...........    2,500         2,305
CS First Boston Mortgage
  Securities Corporation,
  6.60%, Due 6/15/2027...........    2,600         2,554
EOP Operating Limited
  Partnership, 144a,
  6.38%, Due 2/15/2012 (Note
  A).............................    1,120         1,089
Ford Motor Credit Company,
  5.75%, Due 2/23/2004...........    2,125         1,985
  6.11%, Due 6/7/2000............    5,000         4,969
  7.75%, Due 2/15/2007...........    1,225         1,219
  7.375%, Due 10/28/2009.........      775           751
GATX Capital Corporation,
  7.75%, Due 12/1/2006...........      800           764
General Electric Capital
  Corporation,
  7.375%, Due 9/15/2004..........    1,000           999
  8.625%, Due 6/15/2008..........    1,000         1,064
General Motors Acceptance
  Corporation,
  5.625%, Due 2/15/2001..........    3,645         3,601
  7.48%, Due 2/28/2003...........    1,700         1,692
  7.75%, Due 1/19/2010...........    1,775         1,761
Goldman Sachs Group,
  Incorporated,
  7.80%, Due 1/28/2010...........    1,100         1,083

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Household Finance Corporation,
  6.50%, Due 11/15/2008..........  $ 2,485    $    2,248
  6.00%, Due 5/1/2004............      700           656
Lehman Brothers Holdings,
  Incorporated,
  6.50%, Due 10/1/2002...........      530           514
  7.75%, Due 1/15/2005...........      830           817
Merrill Lynch & Company,
  Incorporated,
  6.00%, Due 2/12/2003...........    1,000           961
Merrill Lynch Mortgage Investors,
  Incorporated,
  7.12%, Due 6/18/2029...........      660           637
The Money Store Trust,
  7.55%, Due 2/15/2020...........    1,087         1,085
Morgan Stanley Group,
  7.125%, Due 1/15/2003..........    1,200         1,186
Paine Webber Group,
  Incorporated MTN,
  7.74%, Due 1/30/2012...........    2,200         2,091
PMI Group, Incorporated,
  6.75%, Due 11/15/2006..........    2,000         1,876
Provident Companies,
  Incorporated,
  7.25%, 3/15/2028...............    2,645         2,228
Simon Property Group,
  Incorporated, 144a,
  6.625%, Due 6/15/2003 (Note
  A).............................    1,675         1,585
Textron Financial Corporation,
  7.125%, Due 12/9/2004..........      850           831
Transamerica Finance
  Corporation MTN,
  6.125%, Due 11/01/2001.........    2,475         2,420
  7.25%, Due 8/15/2002...........    2,285         2,265
US West Capital Funding,
  Incorporated,
  6.875%, Due 8/15/2001..........      650           646
                                              ----------
    TOTAL FINANCE................                 57,577
                                              ----------
FOREIGN - 2.62%
Foreningsbk Kredit,
  6.656%, Due 12/29/2049.........    3,250         3,245
Korea Development Bank,
  7.125%, Due 9/17/2001..........    1,000           988
  7.625%, Due 10/1/2002..........    2,000         1,972
LG-Caltex Oil Corporation,
  7.14%, Due 10/29/2001..........    1,500         1,499
Nordbanken AB MTN,
  6.412%, Due 10/29/2049.........    3,000         2,976
Osuuspankkien Kesk,
  6.012%, Due 9/29/2049..........    1,750         1,743
Pohang Iron & Steel, Limited,
  7.50%, Due 8/1/2002............    1,200         1,173

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Province of Quebec,
  5.75%, Due 2/15/2009...........  $ 1,750    $    1,552
  7.50%, Due 7/15/2023...........      880           862
  7.50%, Due 9/15/2029...........      720           701
Rio Tinto Canada, Incorporated,
  6.00%, Due 8/26/2003...........    2,865         2,716
Skandinaviska Enskilda Banken,
  6.594%, Due 6/29/2049..........    3,800         3,735
                                              ----------
    TOTAL FOREIGN................                 23,162
                                              ----------
INDUSTRIAL - 7.47%
Akzo Nobel, Incorporated,
  6.00%, Due 11/15/2003..........    2,880         2,704
Albertsons, Incorporated,
  6.375%, Due 6/1/2000...........    1,000           999
Amerada Hess Corporation, 7.875%,
  Due 10/1/2029..................      665           621
Ashland, Incorporated,
  6.72%, Due 3/7/2003............    1,800         1,794
Atlantic Richfield Corporation,
  9.125%, Due 3/1/2011...........    1,425         1,585
Bemis, Incorporated,
  6.70%, Due 7/1/2005............    1,000           963
Boise Cascade Office Products
  Company,
  7.05%, Due 5/15/2005...........      795           743
Capital Cities ABC, Incorporated,
  8.875%, Due 12/15/2000.........    1,000         1,008
Coca Cola Company,
  6.625%, Due 10/1/2002..........    1,000           979
Comdisco, Incorporated,
  5.95%, Due 4/30/2002...........      840           808
Conoco, Incorporated,
  6.95%, Due 4/15/2029...........    1,945         1,746
Crown Cork & Seal, Incorporated,
  7.125%, Due 9/1/2002...........    2,500         2,387
DaimlerChrysler North America,
  7.20%, Due 9/1/2009............    1,150         1,109
E.I. DuPont de Nemours & Company,
  6.75%, Due 10/15/2002..........    1,000           986
Exxon Corporation,
  7.45%, Due 12/15/2001..........    1,000         1,004
Federated Department Stores,
  Incorporated,
  6.79%, Due 7/15/2027...........    1,425         1,359
Ford Motor Company,
  9.00%, Due 9/15/2001...........    1,000         1,017
  6.63%, Due 10/1/2028...........    1,430         1,217
General Motors Corporation,
  6.75%, Due 5/01/2028...........    1,200         1,042
Hershey Foods Corporation, 6.95%,
  Due 3/1/2007...................    1,000           967
Ingersoll Rand Company,
  6.34%, Due 12/3/2001...........    2,100         2,058

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Kroger Company,
  8.05%, Due 2/1/2010............  $   410    $      396
Liberty Media Corporation,
  8.25%, 2/1/2030................    1,500         1,398
Lockheed Martin Corporation,
  8.20%, Due 12/1/2009...........    1,825         1,786
  8.50%, Due 12/1/2029...........      435           428
May Department Stores Company,
  7.625%, 8/15/2013..............    1,890         1,855
McDonalds Corporation MTN, 6.50%,
  Due 8/1/2007...................    1,000           952
Merck & Company, Incorporated,
  5.95%, Due 12/1/2028...........    3,540         2,946
Motorola Incorporated,
  5.80%, Due 10/15/2008..........    2,270         2,034
News America, Incorporated,
  7.125%, 4/8/2028...............      135           110
Norfolk Southern Corporation,
  7.05%, Due 5/1/2037............    1,540         1,492
Occidental Petroleum Corporation,
  6.50%, Due 4/1/2005............    1,600         1,483
Paramount Communications,
  Incorporated,
  5.875%, Due 7/15/2000..........    2,140         2,134
  8.25%, Due 8/1/2022............    1,900         1,851
Petroleum Geological Services,
  7.125%, Due 3/30/2028..........      600           498
Philip Morris Companies,
  Incorporated,
  8.25%, Due 10/15/2003..........      260           252
  8.375%, Due 1/15/2017..........      343           336
Praxair, Incorporated,
  6.15%, Due 4/15/2003...........    3,800         3,631
Raytheon Corporation,
  6.75%, Due 3/1/2002............      425           424
  5.70%, Due 11/1/2003...........    1,310         1,220
  6.15%, Due 11/1/2008...........    2,160         1,863
Rite Aid Corporation, 144a,
  6.00%, Due 12/15/2005
  (Note A).......................    1,250           500
Safeway, Incorporated,
  5.875%, Due 11/15/2001.........    2,470         2,400
Sara Lee Corporation,
  6.00%, Due 1/15/2008...........    1,200         1,095
Sysco Corporation,
  7.00%, Due 5/1/2006............    1,000           976
Time Warner, Incorporated,
  6.85%, Due 1/15/2026...........    1,660         1,620
Tosco Corporation,
  8.125%, 2/15/2030..............    1,000           960
Tyco International Group, SA,
  6.125%, Due 6/15/2001..........      700           687
Viacom, Incorporated,
  7.75%, Due 6/1/2005............    1,075         1,066

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Wal-Mart Stores, Incorporated,
  7.55%, Due 2/15/2030...........  $   790    $      799
Williams Companies, Incorporated,
  6.50%, Due 8/1/2006............    1,170         1,080
WMX Technologies, Incorporated,
  6.65%, Due 5/15/2005...........      600           599
                                              ----------
    TOTAL INDUSTRIAL.............                 65,967
                                              ----------
TRANSPORTATION - 0.59%
CNF Transportation,
  Incorporated...................    1,445         1,425
CSX Corporation,
  6.25%, Due 10/15/2008..........    1,985         1,739
NWA Trust,
  11.30%, Due 6/21/2014..........    1,842         2,031
                                              ----------
    TOTAL TRANSPORTATION.........                  5,195
                                              ----------
UTILITY - 1.82%
AT&T Corporation,
  6.50%, Due 3/15/2029...........    1,135           964
BellSouth Capital Funding
  Corporation,
  7.875%, Due 2/15/2030..........    1,475         1,483
Cox Communications, Incorporated,
  7.00%, Due 8/15/2001...........      800           791
El Paso Energy Corporation,
  6.625%, Due 7/15/2001..........      280           276
Electric Lightwave, Incorporated,
  6.05%, Due 5/15/2004...........    2,000         1,888
FPL Goup Capital, Incorporated,
  7.375%, Due 6/1/2009...........    1,200         1,150
Scana Corporation,
  6.59%, Due 2/8/2002............    1,000           999
Niagara Mohawk Power Corporation,
  0.00%, Due 7/1/2010............    2,300         1,762
KN Energy, Incorporated, 6.45%,
  Due 11/30/2001.................    1,700         1,669
Sprint Capital Corporation,
  6.90%, Due 5/1/2019............    1,530         1,363
TCA Cable TV, Incorporated,
  6.53%, Due 2/1/2028............    1,400         1,283
TXU Eastern Funding Corporation,
  6.45%, Due 5/15/2005...........    1,400         1,292
MCI Worldcom, Incorporated,
  7.75%, Due 4/1/2007............      500           502
  6.95%, Due 8/15/2028...........      690           616
                                              ----------
    TOTAL UTILITY................                 16,038
                                              ----------
    TOTAL CORPORATE
      BONDS......................                185,202
                                              ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
PREFERRED STOCK - 0.13%
Home Ownership Funding Corporation
  II, Series 144a (Note A)..........     1,500      $ 1,170
                                                    -------
    TOTAL PREFERRED STOCK...........                  1,170
                                                    -------
COMMON STOCK - 55.61%
BASIC MATERIALS - 6.84%
ALUMINUM - 1.12%
Alcan Aluminum Limited..............    66,000        2,161
Alcoa, Incorporated.................    20,000        1,298
Reynolds Metals Company.............    96,400        6,411
                                                    -------
    TOTAL ALUMINUM
      PRODUCTS......................                  9,870
                                                    -------
CHEMICALS - 2.52%
CK Witco Corporation................   257,013        3,020
Dow Chemical Company................    47,200        5,334
Eastman Chemical Company............    26,900        1,407
FMC Corporation+....................    30,200        1,757
Hercules, Incorporated..............   119,600        1,861
Imperial Chemical Industries, PLC...    81,000        2,815
Lyondell Chemical Company...........   230,100        4,228
Millenium Chemicals, Incorporated...    90,271        1,800
                                                    -------
    TOTAL CHEMICALS.................                 22,222
                                                    -------
CONSTRUCTION - 0.41%
DeBeers Construction Mines,
  Limited...........................   115,100        2,287
Hanson PLC, ADR.....................    36,650        1,341
                                                    -------
    TOTAL CONSTRUCTION..............                  3,628
                                                    -------
PAPER & FOREST PRODUCTS - 2.43%
Champion International
  Corporation.......................    47,500        3,123
Georgia Pacific Group...............   104,000        3,822
Georgia Pacific Corporation.........    53,100        1,232
International Paper Company.........    65,826        2,419
Mead Corporation....................   159,000        5,535
Pactiv Corporation+.................   248,800        2,037
Sappi Limited.......................   180,000        1,271
Weyerhaeuser Company................    37,800        2,020
                                                    -------
    TOTAL PAPER & FOREST PRODUCTS...                 21,459
                                                    -------
STEEL - 0.36%
USX-US Steel Group..................   126,100        3,160
                                                    -------
    TOTAL STEEL.....................                  3,160
                                                    -------
    TOTAL BASIC MATERIALS...........                 60,339
                                                    -------
CAPITAL GOODS - 4.70%
AEROSPACE/DEFENSE - 1.83%
Honeywell International
  Incorporated......................   199,712       11,184
Lockheed Martin Corporation.........    52,600        1,308

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
Northrop Grumman Corporation........    52,500      $ 3,721
                                                    -------
    TOTAL
      AEROSPACE/DEFENSE.............                 16,213
                                                    -------
ELECTRICAL EQUIPMENT - 0.55%
Emerson Electrical Company..........    42,600        2,338
Koninklijke Philips Electronics
  NV................................    50,960        2,274
Rockwell International
  Corporation.......................     5,800          228
                                                    -------
    TOTAL ELECTRICAL EQUIPMENT......                  4,840
                                                    -------
MACHINERY (DIVERSIFIED) - 0.63%
Caterpillar, Incorporated...........    25,000          986
CNH Global N.V. ....................   145,100        1,959
Deere and Company...................    65,000        2,624
                                                    -------
    TOTAL MACHINERY (DIVERSIFIED)...                  5,569
                                                    -------
MANUFACTURING (DIVERSIFIED) - 1.18%
Edwards Lifesciences Corporation....     9,520          143
Harsco Corporation..................    55,200        1,639
ITT Industries, Incorporated........   190,400        6,009
PPG Industries, Incorporated........    13,000          707
Tyco International Limited..........    42,800        1,966
                                                    -------
    TOTAL MANUFACTURING
      (DIVERSIFIED).................                 10,464
                                                    -------
WASTE MANAGEMENT - 0.50%
Waste Management, Incorporated......   276,879        4,395
                                                    -------
    TOTAL WASTE
      MANAGEMENT....................                  4,395
                                                    -------
    TOTAL CAPITAL GOODS.............                 41,481
                                                    -------
COMMUNICATION SERVICE - 3.75%
TELEPHONE - 3.16%
Alltel Corporation..................    28,800        1,919
Bell Atlantic Corporation...........    48,956        2,901
BellSouth Corporation...............    52,200        2,541
GTE Corporation.....................   124,000        8,401
SBC Communications, Incorporated....   146,348        6,412
US West, Incorporated...............    78,500        5,588
                                                    -------
    TOTAL TELEPHONE.................                 27,762
                                                    -------
TELEPHONE LONG DISTANCE - 0.60%
AT&T Corporation....................    52,550        2,453
BCE, Incorporated...................    25,000        2,869
                                                    -------
    TOTAL TELEPHONE LONG DISTANCE...                  5,322
                                                    -------
    TOTAL COMMUNICATION SERVICE.....                 33,084
                                                    -------
CONSUMER STAPLES - 4.00%
BEVERAGES-ALCOHOLIC - 0.55%
Seagram Limited.....................    91,600        4,946
                                                    -------
    TOTAL BEVERAGES-ALCOHOLIC.......                  4,946
                                                    -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
ENTERTAINMENT - 0.14%
Fox Entertainment Group,
  Incorporated......................    49,600      $ 1,277
                                                    -------
    TOTAL ENTERTAINMENT.............                  1,277
                                                    -------
FOODS - 0.18%
Sara Lee Company....................   107,000        1,605
                                                    -------
    TOTAL FOODS.....................                  1,605
                                                    -------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 0.65%
Fort James Corporation..............   240,800        5,764
                                                    -------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE).................                  5,764
                                                    -------
HOUSEWARES - 0.22%
Fortune Brands, Incorporated........    76,800        1,920
                                                    -------
    TOTAL HOUSEWARES................                  1,920
                                                    -------
PRINTING - 0.16%
DeLuxe Corporation..................    57,800        1,456
                                                    -------
    TOTAL PRINTING..................                  1,456
                                                    -------
RESTAURANTS - 0.78%
Wendy's International,
  Incorporated......................   308,300        6,898
                                                    -------
    TOTAL RESTAURANTS...............                  6,898
                                                    -------
TOBACCO - 1.31%
Gallaher Group PLC, ADR.............   122,400        2,249
Imperial Tobacco Group PLC..........    96,200        1,311
Philip Morris Companies,
  Incorporated......................   364,900        7,982
                                                    -------
    TOTAL TOBACCO...................                 11,542
                                                    -------
    TOTAL CONSUMER STAPLES..........                 35,408
                                                    -------
CONSUMER-CYCLICALS - 6.88%
AUTO PARTS & EQUIPMENT - 0.93%
Dana Corporation....................   176,600        5,364
Delphi Automotive Systems
  Corporation.......................     7,766          149
Meritor Automotive, Incorporated....    32,200          483
Tenneco Automotive Incorporated.....    18,060          160
TRW, Incorporated...................    35,900        2,100
                                                    -------
    TOTAL AUTO PARTS & EQUIPMENT....                  8,256
                                                    -------
AUTOMOBILES - 1.88%
Ford Motor Company..................   215,200       11,769
General Motors Corporation..........    52,000        4,868
                                                    -------
    TOTAL AUTOMOBILES...............                 16,637
                                                    -------
RETAIL - 2.89%
Federated Department Stores,
  Incorporated+.....................    68,800        2,339
J.C. Penney Company, Incorporated...   205,400        2,837
K Mart Corporation+.................   403,400        3,278
May Department Stores Company.......    22,700          624
Sears Roebuck & Company.............   220,300        8,069

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
Target Corporation..................    71,100      $ 4,733
Toys R Us, Incorporated+............   237,600        3,623
                                                    -------
    TOTAL RETAIL....................                 25,503
                                                    -------
SERVICES - 0.79%
Cendant Corporation+................   150,100        2,317
Interpublic Group Companies,
  Incorporated......................   114,400        4,691
                                                    -------
    TOTAL SERVICES..................                  7,008
                                                    -------
TEXTILES (APPAREL) - 0.39%
Liz Claiborne, Incorporated.........    55,000        2,547
Russell Corporation.................    43,600          856
                                                    -------
    TOTAL TEXTILES (APPAREL)........                  3,403
                                                    -------
    TOTAL
      CONSUMER-CYCLICALS............                 60,807
                                                    -------
ENERGY - 5.37%
OIL & GAS - 2.33%
Baker Hughes, Incorporated..........   192,600        6,127
BP Amoco P.L.C. ....................   186,304        9,501
Halliburton Company.................    88,800        3,924
Ultramar Diamond Shamrock
  Corporation.......................    42,100        1,042
                                                    -------
    TOTAL OIL & GAS.................                 20,594
                                                    -------
OIL (DOMESTIC INTEGRATED) - 2.61%
Conoco, Incorporated................    76,900        1,913
Occidental Petroleum Corporation....   326,100        6,991
Phillips Petroleum Company..........   141,100        6,693
Sunoco, Incorporated................    13,000          394
USX Marathon Group..................   305,000        7,110
                                                    -------
    TOTAL OIL (DOMESTIC
      INTEGRATED)...................                 23,101
                                                    -------
OIL (INTERNATIONAL INTEGRATED) - 0.43%
Texaco, Incorporated................    76,400        3,782
                                                    -------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED)...................                  3,782
                                                    -------
    TOTAL ENERGY....................                 47,477
                                                    -------
FINANCIALS - 10.94%
BANKS - 4.32%
Bank of America Corporation.........   167,911        8,228
Bank One Corporation................    96,567        2,945
Chase Manhattan Corporation.........   108,200        7,797
FleetBoston Financial Corporation...   181,300        6,425
First Security Corporation..........    69,200          977
First Union Corporation.............   141,400        4,507
KeyCorp.............................    93,600        1,732
PNC Bank Corporation................    87,700        3,826
UnionBanCal Corporation.............    13,300          368
US Bancorp..........................    70,000        1,422
                                                    -------
    TOTAL BANKS.....................                 38,227
                                                    -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
CONSUMER FINANCE - 0.15%
Household International,
  Incorporated......................    33,432      $ 1,396
                                                    -------
    TOTAL CONSUMER FINANCE..........                  1,396
                                                    -------
FINANCIAL (DIVERSIFIED) - 1.78%
Ace, Limited........................   108,000        2,585
CIT Group, Incorporated.............   183,300        3,105
Citi Group, Incorporated............    76,057        4,521
Federal National Mortgage
  Association.......................    30,000        1,809
Morgan Stanley Dean Witter
  Discover & Company................    48,400        3,715
                                                    -------
    TOTAL FINANCIAL (DIVERSIFIED)...                 15,735
                                                    -------
INSURANCE (LIFE/HEALTH) - 1.38%
American General Corporation........    30,300        1,697
The Hartford Financial Services
  Group, Incorporated...............    28,000        1,461
Jefferson-Pilot Corporation.........    22,800        1,518
Lincoln National Corporation........   158,200        5,507
Metlife, Incorporated...............   123,480        2,045
                                                    -------
    TOTAL INSURANCE
      (LIFE/HEALTH).................                 12,228
                                                    -------
INSURANCE BROKERS - 0.19%
Aon Corporation.....................    60,875        1,647
                                                    -------
    TOTAL INSURANCE BROKERS.........                  1,647
                                                    -------
INSURANCE - PROPERTY - CASUALTY - 1.77%
Allstate Corporation................   273,800        6,469
MBIA, Incorporated..................    32,000        1,582
Safeco Corporation..................    45,700        1,011
St. Paul Companies, Incorporated....   188,100        6,701
                                                    -------
    TOTAL INSURANCE -
      PROPERTY - CASUALTY...........                 15,763
                                                    -------
INVESTMENT BANKING/BROKERAGE - 0.34%
Paine Webber Group,
  Incorporated......................    68,350        2,999
                                                    -------
    TOTAL INVESTMENT
      BANKING/BROKERAGE.............                  2,999
                                                    -------
SAVINGS & LOAN COMPANIES - 0.99%
Washington Mutual, Incorporated.....   340,600        8,707
                                                    -------
    TOTAL SAVINGS & LOAN
      COMPANIES.....................                  8,707
                                                    -------
    TOTAL FINANCIALS................                 96,702
                                                    -------
HEALTH CARE - 2.76%
Abbott Laboratories.................    60,000        2,306
Aetna, Incorporated.................    13,600          787
Baxter International,
  Incorporated......................    47,600        3,100
Bristol-Myers Squibb Company........    73,600        3,859
Eli Lilly & Company.................    64,500        4,987
Johnson & Johnson...................    32,000        2,640

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
Pfizer, Incorporated................    83,300      $ 3,509
Pharmacia Corporation...............    37,366        1,866
Watson Pharmaceuticals,
  Incorporated+.....................    30,100        1,353
                                                    -------
    TOTAL HEALTH CARE...............                 24,407
                                                    -------
TECHNOLOGY - 3.56%
COMPUTERS - 2.72%
ADC Telecommunications,
  Incorporated......................    27,700        1,683
BMC Software, Incorporated..........    28,500        1,334
Computer Associates International,
  Incorporated......................    74,600        4,164
Diebold, Incorporated...............    25,000          722
First Data Corporation..............    50,800        2,473
Ikon Office Solutions,
  Incorporated......................   164,700          968
Intel Corporation...................    24,500        3,107
International Business Machines
  Corporation.......................    27,200        3,036
Lucent Technologies, Incorporated...    30,400        1,890
Seagate Technology+.................    38,100        1,936
Storage Technology
  Corporation+......................    93,000        1,209
Synopsys, Incorporated..............    34,000        1,428
                                                    -------
    TOTAL COMPUTERS.................                 23,950
                                                    -------
COMMUNICATIONS EQUIPMENT - 0.37%
Motorola, Incorporated..............    12,900        1,536
Tellabs, Incorporated...............    32,300        1,770
                                                    -------
    TOTAL COMMUNICATIONS
      EQUIPMENT.....................                  3,306
                                                    -------
SERVICES - 0.48%
Eastman Kodak Company...............    35,000        1,958
Xerox Corporation...................    87,500        2,313
                                                    -------
    TOTAL SERVICES..................                  4,271
                                                    -------
    TOTAL TECHNOLOGY................                 31,527
                                                    -------
TRANSPORTATION - 0.88%
RAILROADS - 0.88%
Burlington Northern, Incorporated...    89,400        2,157
CNF Transportation, Incorporated....    52,000        1,452
CSX Corporation.....................   127,900        2,678
Norfolk Southern Corporation........    84,300        1,486
                                                    -------
    TOTAL RAILROADS.................                  7,773
                                                    -------
    TOTAL TRANSPORTATION............                  7,773
                                                    -------
UTILITIES - 5.92%
ELECTRIC COMPANIES - 4.68%
Central & Southwest Corporation.....   349,100        7,571
CMS Energy Corporation..............    50,000          950
Dominion Resources, Incorporated....    20,844          938
DTE Energy Company..................   123,400        4,026
Dynegy, Incorporated................    28,600        1,872
Edison International................    32,600          621
Entergy Corporation.................   231,100        5,879
GPU, Incorporated...................     7,500          211
Northeast Utilities.................   291,600        6,269

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                      ----------   ----------
                                      (DOLLARS IN THOUSANDS)
Potomac Electric Power Company......    70,400      $ 1,650
PPL Corporation.....................    39,806          950
Reliant Energy, Incorporated........   254,500        6,776
Scana Corporation...................    36,644          948
Texas Utilities Company.............    79,000        2,661
                                                    -------
    TOTAL ELECTRIC
      COMPANIES.....................                 41,322
                                                    -------
NATURAL GAS-DISTRIBUTION-PIPE LINE - 1.24%
Equitable Resources, Incorporated...    73,200        3,395
MCN Energy Group, Incorporated......   136,200        3,396
Peoples Energy Corporation..........    46,000        1,429
Williams Companies, Incorporated....    74,069        2,764
                                                    -------
    TOTAL NATURAL GAS-
      DISTRIBUTION-PIPE LINE........                 10,984
                                                    -------
    TOTAL UTILITIES.................                 52,306
                                                    -------
    TOTAL COMMON STOCK..............                491,311
                                                    -------

                                      PAR
                                     AMOUNT
                                     ------
SHORT-TERM INVESTMENTS - 15.91%
UNITED STATES TREASURY NOTES - 0.48%
Discount Notes,
  5.69%, Due 6/15/2000 (Note B)....  $ 160         159
Discount Notes,
  5.65%, Due 6/15/2000 (Note B)....  3,990       3,962

                                        PAR
                                      AMOUNT        VALUE
                                     ---------   -----------
                                     (DOLLARS IN THOUSANDS)
Discount Notes,
  5.725%, Due 6/15/2000 (Note B)...   $  150      $    149
                                                  --------
    TOTAL UNITED STATES TREASURY
      NOTES........................                  4,270

                                    SHARES
                                  ----------
OTHER SHORT-TERM INVESTMENTS - 15.43%
American Select Cash Reserve
  Fund..........................  90,711,397     90,711
AMR Investments Enhanced Yield
  Business Trust................  45,494,430     45,494
                                               --------
    TOTAL OTHER SHORT-TERM
      INVESTMENTS...............                136,205
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS...............                140,475
                                               --------
TOTAL INVESTMENTS - 110.82%
  (COST $978,705)...............                978,792
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS - (10.82%).............                (95,595)
                                               --------
    TOTAL NET ASSETS - 100%.....               $883,197
                                               ========

---------------

Based on the cost of investments of $980,357 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $68,420, the aggregate gross unrealized depreciation was $69,985 and the net unrealized depreciation of investments was $1,565.

(A) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,344 or 0.005% of net assets.

(B) At April 30, 2000, securities held as collateral for open futures contracts.

ABBREVIATIONS:

ADR - American Depositary Receipt
AB - Company
LP - Limited Partnership
MTN - Medium-Term Note
NV - Company
PLC - Public Limited Corporation
SA - Company
TBA - To Be Announced
+ - Non-income producing

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
COMMON STOCK - 95.38%
BASIC MATERIALS - 11.39%
ALUMINUM - 1.53%
Alcoa, Incorporated...........      32,000   $    2,076
Alcan Aluminum Limited........     121,000        3,963
Reynolds Metals Company.......     152,900       10,168
                                             ----------
    TOTAL ALUMINUM............                   16,207
                                             ----------
CHEMICALS - 4.26%
CK Witco Corporation..........     451,308        5,303
Dow Chemical Company..........     101,600       11,481
Eastman Chemical Company......      52,000        2,720
FMC Corporation+..............      58,800        3,421
Hercules, Incorporated........     241,000        3,751
Imperial Chemical Industries,
  PLC.........................     147,200        5,115
Lyondell Chemical Company.....     429,000        7,883
Millennium Chemicals,
  Incorporated................     203,500        4,057
PPG Industries,
  Incorporated................      25,000        1,359
                                             ----------
    TOTAL CHEMICALS...........                   45,090
                                             ----------
CONSTRUCTION - 0.81%
DeBeers Construction Mines,
  Limited.....................     287,400        5,712
Hanson PLC, ADR...............      79,687        2,914
                                             ----------
    TOTAL CONSTRUCTION........                    8,626
                                             ----------
PAPER & FOREST PRODUCTS - 4.19%
Champion International
  Corporation.................      88,400        5,812
Georgia-Pacific Corporation...     371,800       11,576
International Paper Company...     140,282        5,155
Mead Corporation..............     295,400       10,284
Pactiv Corporation+...........     601,900        4,928
Sappi Limited.................     390,000        2,754
Weyerhaeuser Company..........      73,300        3,917
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS................                   44,426
                                             ----------
STEEL - 0.60%
USX-US Steel Group............     251,700        6,308
                                             ----------
    TOTAL STEEL...............                    6,308
                                             ----------
    TOTAL BASIC MATERIALS.....                  120,657
                                             ----------
CAPITAL GOODS - 7.89%
AEROSPACE/DEFENSE - 0.81%
Lockheed Martin Corporation...      77,500        1,928
Northrop Grumman
  Corporation.................      93,700        6,641
                                             ----------
    TOTAL AEROSPACE/
      DEFENSE.................                    8,569
                                             ----------
ELECTRICAL EQUIPMENT - 3.02%
Emerson Electrical Company....      86,700        4,758

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Honeywell International
  Incorporated................     402,850   $   22,560
Koninklijke Philips
  Electronics NV..............     105,120        4,691
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   32,009
                                             ----------
MACHINERY (DIVERSIFIED) - 1.06%
Caterpillar, Incorporated.....      54,000        2,130
CNH Global NV.................     366,300        4,945
Deere and Company.............     103,000        4,159
                                             ----------
    TOTAL MACHINERY
      (DIVERSIFIED)...........                   11,234
                                             ----------
MANUFACTURING (DIVERSIFIED) - 2.12%
Harsco Corporation............     107,900        3,203
ITT Industries,
  Incorporated................     471,100       14,869
Tyco International Limited....      94,600        4,346
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)...........                   22,418
                                             ----------
WASTE MANAGEMENT - 0.88%
Waste Management,
  Incorporated................     587,895        9,333
                                             ----------
    TOTAL WASTE MANAGEMENT....                    9,333
                                             ----------
    TOTAL CAPITAL GOODS.......                   83,563
                                             ----------
COMMUNICATION SERVICE - 6.68%
TELEPHONE - 5.71%
Alltel Corporation............      56,100        3,738
Bell Atlantic Corporation.....      83,840        4,968
Bellsouth Corporation.........     105,000        5,112
GTE Corporation...............     273,600       18,536
SBC Communications,
  Incorporated................     292,122       12,799
US West, Incorporated.........     215,500       15,341
                                             ----------
    TOTAL TELEPHONE...........                   60,494
                                             ----------
TELEPHONE LONG DISTANCE - 0.97%
AT&T Corporation..............      96,400        4,501
BCE, Incorporated.............      50,000        5,737
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE................                   10,238
                                             ----------
    TOTAL COMMUNICATION
      SERVICE.................                   70,732
                                             ----------
CONSUMER STAPLES - 6.92%
BEVERAGES - ALCOHOLIC - 0.99%
Seagram Limited...............     194,000       10,476
                                             ----------
    TOTAL BEVERAGES -
      ALCOHOLIC...............                   10,476
                                             ----------
FOODS - 0.32%
Sara Lee Company..............     228,000        3,420
                                             ----------
    TOTAL FOODS...............                    3,420
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 1.10%
Fort James Corporation........     489,600       11,720
                                             ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)...........                   11,720
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
HOUSEWARES - 0.25%
Fortune Brands,
  Incorporated................     105,800   $    2,645
                                             ----------
    TOTAL HOUSEWARES..........                    2,645
                                             ----------
RESTAURANTS - 1.45%
Wendy's International
  Incorporated................     685,100       15,329
                                             ----------
    TOTAL RESTAURANTS.........                   15,329
                                             ----------
PRINTING - 0.32%
DeLuxe Corporation............     133,000        3,350
                                             ----------
    TOTAL PRINTING............                    3,350
                                             ----------
TOBACCO - 2.49%
Gallaher Group PLC, ADR.......     247,200        4,542
Imperial Tobacco Group PLC....     208,000        2,834
Philip Morris Companies,
  Incorporated................     867,800       18,983
                                             ----------
    TOTAL TOBACCO.............                   26,359
                                             ----------
    TOTAL CONSUMER STAPLES....                   73,299
                                             ----------
CONSUMER - CYCLICALS - 11.94%
AUTO PARTS & EQUIPMENT - 1.72%
Dana Corporation..............     393,900       11,965
Delphi Automotive Systems
  Corporation.................      21,282          407
Meritor Automotive,
  Incorporated................      81,400        1,221
Tenneco Automotive
  Incorporated................      42,000          373
TRW, Incorporated.............      73,300        4,288
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT...............                   18,254
                                             ----------
AUTOMOBILES - 2.99%
Ford Motor Company............     450,500       24,637
General Motors Corporation....      74,700        6,994
                                             ----------
    TOTAL AUTOMOBILES.........                   31,631
                                             ----------
LEISURE TIME (PRODUCTS) - 0.25%
Fox Entertainment Group,
  Incorporated................     104,600        2,693
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)..............                    2,693
                                             ----------
RETAIL - 5.15%
Federated Department Stores,
  Incorporated+...............     115,500        3,927
J.C. Penney Company,
  Incorporated................     463,500        6,402
K Mart Corporation+...........     845,500        6,870
May Department Stores
  Company.....................      50,400        1,386
Sears Roebuck & Company.......     474,700       17,386
Target Corporation............     152,500       10,151
Toys R Us, Incorporated+......     550,100        8,389
                                             ----------
    TOTAL RETAIL..............                   54,511
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
SERVICES - 1.30%
Cendant Corporation+..........     249,200   $    3,847
Interpublic Group Companies,
  Incorporated................     242,500        9,942
                                             ----------
    TOTAL SERVICES............                   13,789
                                             ----------
TEXTILES (APPAREL) - 0.53%
Liz Claiborne, Incorporated...      81,000        3,751
Russell Corporation...........      96,700        1,898
                                             ----------
    TOTAL TEXTILES
      (APPAREL)...............                    5,649
                                             ----------
    TOTAL CONSUMER-
      CYCLICALS...............                  126,527
                                             ----------
ENERGY - 10.02%
OIL & GAS - 4.84%
Baker Hughes, Incorporated....     350,200       11,141
BP Amoco PLC..................     539,724       27,526
Halliburton Company...........     237,600       10,499
Ultramar Diamond Shamrock
  Corporation.................      82,800        2,049
                                             ----------
    TOTAL OIL & GAS...........                   51,215
                                             ----------
OIL (DOMESTIC INTEGRATED) - 4.63%
Conoco, Incorporated..........     148,400        3,691
Occidental Petroleum
  Corporation.................     682,000       14,620
Phillips Petroleum Company....     311,000       14,753
Sunoco, Incorporated..........      25,700          779
USX Marathon Group............     650,625       15,168
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED).............                   49,011
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 0.55%
Texaco, Incorporated..........     118,400        5,861
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED).............                    5,861
                                             ----------
    TOTAL ENERGY..............                  106,087
                                             ----------
FINANCIALS - 19.17%
BANKS - 7.26%
Bank of America Corporation...     362,533       17,764
Bank One Corporation..........     136,400        4,160
Chase Manhattan Corporation...     217,328       15,661
First Union Corporation.......     318,500       10,152
FleetBoston Financial
  Corporation.................     348,000       12,332
KeyCorp.......................     216,900        4,013
PNC Bank Corporation..........     206,500        9,009
UnionBanCal Corporation.......      38,800        1,074
US Bancorp....................     138,000        2,803
                                             ----------
    TOTAL BANKS...............                   76,968
                                             ----------
CONSUMER FINANCE - 0.23%
Household International,
  Incorporated................      57,563        2,403
                                             ----------
    TOTAL CONSUMER FINANCE....                    2,403
                                             ----------
FINANCIAL (DIVERSIFIED) - 3.23%
Ace Limited...................     244,000        5,841

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
CIT Group, Incorporated.......     428,700   $    7,261
CitiGroup, Incorporated.......     150,279        8,932
Federal National Mortgage
  Association.................      72,400        4,367
Morgan Stanley Dean Witter
  Discover & Company..........     101,800        7,813
                                             ----------
    TOTAL FINANCIAL
      (DIVERSIFIED)...........                   34,214
                                             ----------
INSURANCE (LIFE/HEALTH) - 2.36%
American General Corporation..      62,100        3,478
The Hartford Financial
  Services Group..............      56,000        2,922
Jefferson-Pilot Corporation...      47,400        3,155
Lincoln National
  Corporation.................     337,600       11,753
Metlife, Incorporated+........     224,300        3,715
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)...........                   25,023
                                             ----------
INSURANCE BROKERS - 0.34%
Aon Corporation...............     132,100        3,575
                                             ----------
    TOTAL INSURANCE BROKERS...                    3,575
                                             ----------
INSURANCE - PROPERTY - CASUALTY - 3.23%
Allstate Corporation..........     594,128       14,036
MBIA, Incorporated............      64,000        3,164
Safeco Corporation............     134,400        2,974
St. Paul Companies,
  Incorporated................     393,500       14,018
                                             ----------
    TOTAL INSURANCE
      PROPERTY - CASUALTY.....                   34,192
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.68%
Paine Webber Group,
  Incorporated................     164,200        7,204
                                             ----------
    TOTAL INVESTMENT
      BANKING/BROKERAGE.......                    7,204
                                             ----------
SAVINGS & LOAN COMPANIES - 1.84%
Washington Mutual,
  Incorporated................     761,100       19,456
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES...............                   19,456
                                             ----------
    TOTAL FINANCIALS..........                  203,035
                                             ----------
HEALTH CARE - 4.26%
Abbott Laboratories...........     120,000        4,612
Aetna, Incorporated...........      26,200        1,516
Baxter International,
  Incorporated................      86,600        5,640
Bristol-Myers Squibb Company..     123,500        6,476
Edwards Lifesciences
  Corporation.................      17,320          260
Eli Lilly & Company...........     126,000        9,741
Johnson & Johnson.............      57,000        4,702
Pfizer, Incorporated..........     172,200        7,254
Pharmacia Corporation.........      76,041        3,797
Watson Pharmaceuticals,
  Incorporated+...............      24,500        1,101
                                             ----------
    TOTAL HEALTH CARE.........                   45,099
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
TECHNOLOGY - 6.11%
COMPUTERS - 3.91%
BMC Software, Incorporated....      63,100   $    2,954
Computer Assoc. International,
  Incorporated................     156,400        8,729
First Data Corporation........     104,200        5,073
Ikon Office Solutions,
  Incorporated................     395,500        2,324
Intel Corporation.............      52,000        6,594
International Business
  Machines Corporation........      57,600        6,430
Seagate Technology+...........      80,000        4,065
Storage Technology
  Corporation+................     207,000        2,691
Synopsys, Incorporated+.......      60,000        2,520
                                             ----------
    TOTAL COMPUTERS...........                   41,380
                                             ----------
COMMUNICATIONS EQUIPMENT - 1.41%
ADC Telecommunications,
  Incorporated................      68,100        4,137
Lucent Technologies,
  Incorporated................      64,300        3,999
Motorola, Incorporated........      25,700        3,060
Tellabs, Incorporated+........      68,300        3,744
                                             ----------
    TOTAL COMMUNICATIONS
      EQUIPMENT...............                   14,940
                                             ----------
SERVICES - 0.79%
Eastman Kodak Company.........      57,800        3,233
Xerox Corporation.............     196,000        5,182
                                             ----------
    TOTAL SERVICES............                    8,415
                                             ----------
    TOTAL TECHNOLOGY..........                   64,735
                                             ----------
TRANSPORTATION - 1.43%
RAILROADS - 1.43%
Burlington Northern,
  Incorporated................     184,600        4,453
CNF Transportation,
  Incorporated................      83,000        2,319
CSX Corporation...............     250,100        5,236
Norfolk Southern
  Corporation.................     177,000        3,120
                                             ----------
    TOTAL RAILROADS...........                   15,128
                                             ----------
    TOTAL TRANSPORTATION......                   15,128
                                             ----------
UTILITIES - 9.57%
ELECTRIC COMPANIES - 7.55%
Central and Southwest
  Corporation.................     536,400       11,633
CMS Energy Corporation........     130,900        2,487
DTE Energy Company............     275,600        8,991
Dynegy, Incorporated..........      31,200        2,042
Edison International..........      41,400          789
Entergy Corporation...........     539,700       13,729
GPU, Incorporated.............       4,000          112
Northeast Utilities...........     587,100       12,623
Potomac Electric Power
  Company.....................     183,400        4,298
PPL Corporation...............     118,047        2,818
Reliant Energy,
  Incorporated................     539,700       14,370

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Scana Corporation.............      78,102   $    2,021
Texas Utilities Company.......     121,900        4,107
                                             ----------
    TOTAL ELECTRIC
      COMPANIES...............                   80,020
                                             ----------
NATURAL GAS - DISTRIBUTION - PIPE LINE - 2.02%
Equitable Resources,
  Incorporated................     172,800        8,014
MCN Energy Group,
  Incorporated................     241,500        6,022
Peoples Energy Corporation....      58,900        1,829
Williams Companies,
  Incorporated................     149,568        5,581
                                             ----------
    TOTAL NATURAL GAS -
      DISTRIBUTION - PIPE
      LINE....................                   21,446
                                             ----------
    TOTAL UTILITIES...........                  101,466
                                             ----------
    TOTAL COMMON STOCK........                1,010,328
                                             ----------

                                     PAR
                                   AMOUNT
                                   -------
SHORT-TERM INVESTMENTS - 9.34%
U.S. TREASURY BILLS - 0.38%
U. S. Treasury Bill, 5.65%, Due
  6/15/2000 (Note A).............  $ 4,030        4,002
                                             ----------
    TOTAL U.S. TREASURY BILLS....                 4,002
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
OTHER SHORT-TERM INVESTMENTS - 8.96%
American Select Cash Reserve
  Fund........................  82,183,749   $   82,184
                                             ----------
AMR Investments Enhanced Yield
  Business Trust..............  12,774,136       12,774
                                             ----------
    TOTAL OTHER SHORT-TERM
      INVESTMENTS.............                   94,958
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                   98,960
                                             ----------
TOTAL INVESTMENTS - 104.72%
  (COST $1,122,864)...........                1,109,288
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (4.72%)............                  (50,038)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,059,250
                                             ==========

------------

Based on the cost of investments of $1,127,087 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $121,071, the aggregate gross unrealized depreciation was $138,870, and the net unrealized depreciation of investments was $17,799.

(A) At April 30, 2000, security held as collateral for open futures contracts

ABBREVIATIONS:

ADR - American Depositary Receipt
NV - Company
PLC - Public Limited Corporation
+ - Non-income producing

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
COMMON STOCK - 88.95%
BASIC MATERIALS - 6.29%
AGRICULTURAL PRODUCTS - 1.13%
Universal Corporation............   43,700    $      825
                                              ----------
    TOTAL AGRICULTURAL
      PRODUCTS...................                    825
                                              ----------
CHEMICALS - 3.35%
Agrium, Incorporated.............   20,900           196
Albemarle Corporation............   20,600           431
CK Witco Corporation.............   22,900           269
Cytec Industries,
  Incorporated+..................   18,200           548
Ethyl Corporation................   36,500           114
General Chemical Group,
  Incorporated...................    3,400             5
Geon Company.....................    5,200           114
W. R. Grace & Company............    4,100            53
International Specialty
  Products+......................   13,500            79
Lilly Industrial, Incorporated...    5,200            57
NL Industries, Incorporated......   22,700           369
Omnova Solutions, Incorporated...   18,300           110
Schulman A., Incorporated........    6,900            89
USEC, Incorporated...............    4,500            21
                                              ----------
    TOTAL CHEMICALS..............                  2,455
                                              ----------
CONSTRUCTION - 0.31%
Centex Construction Products,
  Incorporated...................    4,300           133
Centex Corporation...............    2,800            68
Morrison Knudsen Corporation.....    2,600            24
                                              ----------
    TOTAL CONSTRUCTION...........                    225
                                              ----------
CONTAINERS/PACKAGING (PAPER) - 0.07%
ACX Technologies, Incorporated+..   12,400            52
                                              ----------
    TOTAL CONTAINERS/ PACKAGING
      (PAPER)....................                     52
                                              ----------
PAPER & FOREST PRODUCTS - 0.40%
Buckeye Technologies,
  Incorporated+..................    9,300           178
Glatfelter P H Company...........    5,300            57
Rock Tenn Company................    6,600            61
                                              ----------
    TOTAL PAPER & FOREST
      PRODUCTS...................                    296
                                              ----------
STEEL - 1.03%
AK Steel Holdings Corporation....   24,932           276
Carpenter Technology
  Corporation....................    4,100            82
Commercial Metals Company........    6,100           179
Imco Recycling, Incorporated.....    2,100            22
Quanex Corporation...............    6,100           100
Ucar International,
  Incorporated+..................    7,300            96
                                              ----------
    TOTAL STEEL..................                    755
                                              ----------
    TOTAL BASIC MATERIALS........                  4,608
                                              ----------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
CAPITAL GOODS - 12.2%
AEROSPACE/DEFENSE - 1.77%
Alliant Techsystems,
  Incorporated+..................    6,700    $      466
Aviation Sales Company+..........    1,500             6
Cordant Technologies,
  Incorporated...................    2,800           159
Curtiss Wright Corporation.......    1,600            57
Precision Castparts
  Corporation....................   11,300           472
Triumph Group, Incorporated+.....    5,000           134
                                              ----------
    TOTAL AEROSPACE/ DEFENSE.....                  1,294
                                              ----------
CONTAINERS (METAL & GLASS) - 0.19%
Ball Corporation.................    1,900            60
Silgan Holdings, Incorporated+...    6,100            79
                                              ----------
    TOTAL CONTAINERS (METAL &
      GLASS).....................                    139
                                              ----------
ELECTRICAL EQUIPMENT - 1.47%
Generale Cable Corporation.......    8,700            67
National Service Industries,
  Incorporated...................    9,200           198
SLI, Incorporated................    1,800            26
A O Smith Corporation............    6,900           142
Tecumseh Products Company........   11,600           539
Woodward Governor Company........    4,800           106
                                              ----------
    TOTAL ELECTRICAL EQUIPMENT...                  1,078
                                              ----------
MACHINERY (DIVERSIFIED) - 3.79%
Albany International
  Corporation....................    7,752           118
Avteam, Incorporated+............  100,600           302
Briggs & Stratton Corporation....    5,800           223
Circor International,
  Incorporated...................    2,300            26
Columbus McKinnon Corporation....    6,000            84
Denison International PLC+.......   47,800           621
Detroit Diesel Corporation.......   10,500           163
JLG Industries, Incorporated.....   21,400           203
JLK Direct Distributing,
  Incorporated+..................      500             4
Lincoln Electric Holdings,
  Incorporated...................   15,900           303
Milacron, Incorporated...........   16,200           296
Nacco Industries, Incorporated...    2,900           130
SPS Technologies, Incorporated...    2,800            88
Terex Corporation................    5,500            86
Westinghouse Air Brake Company...   11,000           124
                                              ----------
    TOTAL MACHINERY
      (DIVERSIFIED)..............                  2,771
                                              ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
MANUFACTURING (DIVERSIFIED) - 2.92%
Ametek Aerospace Products,
  Incorporated...................    4,000    $       82
Barnes Group, Incorporated.......    6,900           117
Carlisle Companies,
  Incorporated...................   10,400           428
GenCorp, Incorporated............   18,300           184
Gentek, Incorporated.............    3,400            46
Graco, Incorporated..............    3,300           112
Griffon Corporation+.............    5,800            39
Harsco Corporation...............    4,200           125
Hawk Corporation+................   64,200           401
Kaman Corporation................   10,300           109
Myers Industries, Incorporated...    4,000            56
NCH Corporation..................    1,400            61
Standex International
  Corporation....................    5,500            90
Trinity Industries,
  Incorporated...................    3,600            80
U. S. Industries, Incorporated...   17,200           210
                                              ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)..............                  2,140
                                              ----------
MANUFACTURING (SPECIALIZED) - 0.95%
Bandag, Incorporated.............    7,500           173
Flowserve Corporation............    6,100            86
Regal Beloit Corporation.........    5,500            99
Reliance Steele & Aluminum
  Company........................    3,300            76
Stone and Webster,
  Incorporated...................   14,600           193
Watts Industries, Incorporated...    5,100            68
                                              ----------
    TOTAL MANUFACTURING
      (SPECIALIZED)..............                    695
                                              ----------
METAL FABRICATORS - 0.24%
Metals USA, Incorporated.........   16,700           119
Wolverine Tube, Incorporated+....    3,700            55
                                              ----------
    TOTAL METAL FABRICATORS......                    174
                                              ----------
OFFICE EQUIPMENT & SUPPLIES - 0.30%
New England Business Service,
  Incorporated...................    2,800            46
Standard Register Company........    6,300            82
Wallace Computer Services,
  Incorporated...................    8,100            89
                                              ----------
    TOTAL OFFICE EQUIPMENT &
      SUPPLIES...................                    217
                                              ----------
TRUCKS & PARTS - 0.57%
Titan International,
  Incorporated...................   57,700           397
Wabash National Corporation......    1,400            20
                                              ----------
    TOTAL TRUCKS & PARTS.........                    417
                                              ----------
    TOTAL CAPITAL GOODS..........                  8,925
                                              ----------
CONSUMER STAPLES - 7.77%
DISTRIBUTORS (FOOD & HEALTH) - 0.21%
Bergen Brunswig Corporation......   26,900           134

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Watsco, Incorporated.............    1,600    $       21
                                              ----------
    TOTAL DISTRIBUTORS (FOOD &
      HEALTH)....................                    155
                                              ----------
ENTERTAINMENT - 0.05%
Ogden Corporation................    3,700            36
                                              ----------
    TOTAL ENTERTAINMENT..........                     36
                                              ----------
FOODS - 2.29%
Earthgrains Company..............   44,700           629
IBP, Incorporated................    4,300            71
Interstate Bakeries
  Corporation....................   35,400           451
Michael Foods, Incorporated......    4,600            99
Pilgrims Pride Corporation.......    9,300            69
RalCorp Holdings, Incorporated+..   25,700           355
Sanderson Farms, Incorporated....      600             4
                                              ----------
    TOTAL FOODS..................                  1,678
                                              ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 3.00%
Bacou USA, Incorporated+.........    3,100            62
Department 56, Incorporated+.....    7,200            66
Furniture Brands International,
  Incorporated+..................   11,200           209
Lennar Corporation...............   53,700         1,000
Libbey, Incorporated.............      400            12
M.D.C. Holdings, Incorporated....    6,000           114
Mohawk Industries,
  Incorporated+..................    4,500           112
Oneida Limited...................    3,300            63
Palm Harbor Homes,
  Incorporated+..................    8,300           137
Pillowtex Corporation............      600             3
Skyline Corporation..............    4,800            98
Springs Industries,
  Incorporated...................    7,200           296
Stepan Chemical Company..........    1,200            26
                                              ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)..............                  2,198
                                              ----------
PERSONAL CARE - 0.44%
Natures Sunshine Products,
  Incorporated...................    2,900            25
Nu Skin Enterprises,
  Incorporated+..................   38,300           294
                                              ----------
    TOTAL PERSONAL CARE..........                    319
                                              ----------
RESTAURANTS - 1.47%
Buffets, Incorporated............    2,600            26
CKE Restaurants, Incorporated....   22,700            84
IHOP Corporation+................   41,500           674
Landry's Seafood Restaurant,
  Incorporated...................    4,900            42
Luby's Cafeterias,
  Incorporated...................    9,800            88

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Ryan's Family Steak Houses,
  Incorporated+..................   16,500    $      161
                                              ----------
    TOTAL RESTAURANTS............                  1,075
                                              ----------
SERVICES (EMPLOYMENT) - 0.15%
C D I Corporation+...............    4,800           108
Staff Leasing, Incorporated......    1,000             4
                                              ----------
    TOTAL SERVICES
      (EMPLOYMENT)...............                    112
                                              ----------
TOBACCO - 0.16%
General Cigar Holdings,
  Incorporated+..................    3,500            53
Schweitzer Mauduit International,
  Incorporated...................    4,200            61
                                              ----------
    TOTAL TOBACCO................                    114
                                              ----------
    TOTAL CONSUMER STAPLES.......                  5,687
                                              ----------
CONSUMER-CYCLICALS - 26.1%
AUTO PARTS & EQUIPMENT - 3.19%
Arvin Industries, Incorporated...   10,200           222
Borg-Warner Automotive,
  Incorporated...................    6,700           280
Coachmen Industries,
  Incorporated...................    7,100           110
Cooper Tire & Rubber Company.....   17,100           231
Discount Auto Parts,
  Incorporated+..................    1,300            14
Dura Automotive Systems,
  Incorporated+..................    7,600           123
Federal Mogul Corporation........   18,900           256
Hayes Lemmerz International,
  Incorporated+..................    1,100            17
Intermet Corporation.............   10,800            80
Mark IV Industries,
  Incorporated...................    8,900           189
Mascotech, Incorporated..........   19,600           227
Meritor Automotive,
  Incorporated...................   14,400           216
Midas, Incorporated..............    2,100            53
Modine Manufacturing Company.....    2,200            49
Standard Motor Products,
  Incorporated...................    1,000            11
Tower Automotive,
  Incorporated+..................   16,500           258
                                              ----------
    TOTAL AUTO PARTS &
      EQUIPMENT..................                  2,336
                                              ----------
AUTO RENTAL - 0.52%
Avis Group Holdings,
  Incorporated+..................   13,300           269
Dollar Thrifty Automotive
  Group+.........................    5,400           113
                                              ----------
    TOTAL AUTO RENTAL............                    382
                                              ----------
BUILDING MATERIALS  - 1.20%
Comfort Systems USA,
  Incorporated...................    7,500            52

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Coorstek, Incorporated...........    3,100    $      140
Dal-Tile International,
  Incorporated...................   14,700           143
Lennox International,
  Incorporated...................      469             4
NCI Building Systems,
  Incorporated+..................    8,000           153
Nortek, Incorporated.............    2,500            52
Owens Corning....................    3,000            55
Universal Fastener Products,
  Incorporated...................    4,600            62
York International Corporation...    9,000           217
                                              ----------
    TOTAL BUILDING MATERIALS.....                    878
                                              ----------
CONSUMER (JEWELRY/NOVELTIES) - 0.05%
Franklin Covey Company+..........    4,000            36
                                              ----------
    TOTAL CONSUMER
      (JEWELRY/NOVELTIES)........                     36
                                              ----------
FOOTWEAR - 0.11%
Wolverine World Wide,
  Incorporated...................    6,600            79
                                              ----------
    TOTAL FOOTWEAR...............                     79
                                              ----------
GAMING LOTTERY & PARIMUTUEL - 0.73%
American Coin Merchandising+.....   96,900           230
Boyd Gaming Corporation+.........   26,400           134
Churchill Downs, Incorporated....    6,800           168
                                              ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL.................                    532
                                              ----------
HOMEBUILDING - 6.09%
Champion Enterprises,
  Incorporated+..................   12,700            90
Clayton Homes, Incorporated......   31,400           298
D.R.Horton, Incorporated.........   52,600           681
Del Webb Corporation+............    7,300           109
Fleetwood Enterprises,
  Incorporated...................   14,600           214
Kaufman & Broad Home
  Corporation....................   21,300           410
Pulte Corporation................   43,800           942
Ryland Group, Incorporated.......    6,300           127
Standard Pacific Corporation.....   12,600           127
Toll Brothers, Incorporated+.....   58,000         1,258
U S Home Corporation+............    5,700           204
                                              ----------
    TOTAL HOMEBUILDING...........                  4,460
                                              ----------
LEISURE TIME (PRODUCTS) - 2.28%
Anchor Gaming+...................    2,400            97
Arctic Cat, Incorporated.........    5,400            54
CBRL Group, Incorporated.........   45,000           624
Gtech Holdings Corporation+......   16,400           340
Polaris Industries,
  Incorporated...................   12,600           386
Midway Games, Incorporated+......   10,900            72

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Sturm Ruger & Company,
  Incorporated...................    1,300    $       13
Winnebago Industries,
  Incorporated...................    4,900            83
                                              ----------
    TOTAL LEISURE TIME
      (PRODUCTS).................                  1,669
                                              ----------
LODGING-HOTELS - 0.28%
Prime Hospitality Corporation+...   22,600           209
                                              ----------
    TOTAL LODGING-HOTELS.........                    209
                                              ----------
PUBLISHING - 0.52%
Playboy Enterprises,
  Incorporated+..................   23,600           381
                                              ----------
    TOTAL PUBLISHING.............                    381
                                              ----------
RETAIL - 3.90%
AnnTaylor Stores Corporation.....    1,400            29
Central Garden & Pet Company+....    3,500            37
Dress Barn+......................    6,900           135
Finish Line, Incorporated+.......    9,800           104
Hughes Supply, Incorporated......   10,000           152
Longs Drug Stores Corporation....    8,600           200
Neiman Marcus Group+.............   22,700           585
7 Eleven, Incorporated+..........   38,100           143
ShopKo Stores, Incorporated+.....    6,800           122
Systemax, Incorporated+..........   15,200           117
Tech Data Corporation+...........   29,400         1,233
                                              ----------
    TOTAL RETAIL.................                  2,857
                                              ----------
RETAIL SPECIALTY - 3.17%
Brown Shoe, Incorporated.........    7,900            81
Burlington Coat Factory
  Warehouse......................   11,600           174
Cato Corporation.................    6,600            70
Cole National Corporation+.......    3,100            19
Footstar, Incorporated+..........   11,800           439
Friedmans, Incorporated..........   84,800           551
Genesco, Incorporated+...........   27,200           352
Goody's Family Clothing,
  Incorporated+..................   14,200            92
Musicland Stores,
  Incorporated+..................   15,300           115
Office Max, Incorporated.........   49,600           279
Regis Corporation................   12,600           147
                                              ----------
    TOTAL RETAIL SPECIALTY.......                  2,319
                                              ----------
SERVICES - 2.68%
Burns International Services
  Corporation....................    4,900            53
Firstservice Corporation+........    1,400            15
Interpool, Incorporated..........   12,100            88
Mac Gray Corporation+............   38,200           115
Navigant Consulting Company......    2,100            21
Pittston Brinks Group............   73,900         1,210
Service Corporation
  International..................   15,100            77

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Sylvan Learning Systems,
  Incorporated+..................   19,700    $      297
Unifirst Corporation.............    8,600            83
                                              ----------
    TOTAL SERVICES...............                  1,959
                                              ----------
TEXTILES (APPAREL) - 1.22%
Kellwood Company.................   10,600           181
Movado Group, Incorporated.......    2,800            24
Nautica Enterprises,
  Incorporated+..................   12,100           136
Oxford Industries,
  Incorporated...................    1,000            17
Quiksilver, Incorporated+........   22,200           419
Warnaco Group, Incorporated......   10,600           113
                                              ----------
    TOTAL TEXTILES (APPAREL).....                    890
                                              ----------
TEXTILES (SPECIALTY) - 0.16%
Interface, Incorporated..........   13,200            48
Westpoint Stevens,
  Incorporated...................    3,900            73
                                              ----------
    TOTAL TEXTILES (SPECIALTY)...                    121
                                              ----------
    TOTAL CONSUMER-CYCLICALS.....                 19,108
                                              ----------
ENERGY - 0.97%
OIL & GAS (DRILLING & EQUIPMENT) - 0.15%
Friede Goldman International,
  Incorporated+..................    8,200            51
Seitel, Incorporated+............   10,200            64
                                              ----------
    TOTAL OIL & GAS (DRILLING &
      EQUIPMENT).................                    115
                                              ----------
OIL & GAS (EXPLORATION/PRODUCTION) - 0.70%
Triton Energy Limited+...........   14,000           510
                                              ----------
    TOTAL OIL & GAS (EXPLORATION/
      PRODUCTION)................                    510
                                              ----------
OIL (INTERNATIONAL INTEGRATED) - 0.12%
Tesoro Petroleum Corporation.....    7,300            86
                                              ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED)................                     86
                                              ----------
    TOTAL ENERGY.................                    711
                                              ----------
FINANCIALS - 13.97%
BANKS (REGIONAL) - 4.28%
Bank United Corporation..........   11,100           368
BankAtlantic Bancorp,
  Incorporated...................   18,340            69
Citizens Banking Corporation
  Michigan.......................   10,700           191
Colonial Bancgroup,
  Incorporated...................   25,200           236
Commercial Federal Corporation...   14,500           226

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Community First Bankshares,
  Incorporated...................   12,500    $      211
Corus Bankshares, Incorporated...    7,500           187
First Charter Corporation........    4,000            55
First Citizens Bancshares,
  Incorporated...................    4,700           297
First Midwest BanCorp,
  Incorporated...................   25,200           627
Hamilton Bancorp,
  Incorporated+..................    3,500            64
MAF Bancorp, Incorporated........    5,400           101
Provident Financial Group,
  Incorporated...................    2,400            70
Republic Bancorp, Incorporated...    2,500            25
Riggs National Corporation
  Washington, DC.................      700             9
Washington Federal,
  Incorporated...................   11,800           206
Webster Financial Corporation
  Waterbury......................    9,000           192
                                              ----------
    TOTAL BANKS
      (REGIONAL).................                  3,134
                                              ----------
CONSUMER FINANCE - 0.11%
Advanta Corporation..............    4,800            82
                                              ----------
    TOTAL CONSUMER FINANCE.......                     82
                                              ----------
FINANCIAL (DIVERSIFIED) - 2.14%
Amerco+..........................    9,600           161
Associates First Capital
  Corporation+...................   16,400             -
Glenborough Realty Trust,
  Incorporated...................   11,500           170
Kilroy Realty Corporation........    7,500           181
Landamerica Financial Group,
  Incorporated...................    5,400            95
McGrath Rentcorp.................    1,000            16
PFF Bancorp, Incorporated........    3,100            43
Professionals Group,
  Incorporated+..................    1,650            29
Resource Bancshares Mortgage
  Group, Incorporated............    4,600            23
Stewart Information Services
  Corporation....................    2,800            40
Trammell Crow Company+...........    7,000            91
Tucker Anthony Sutro
  Corporation....................    1,500            25
Ventas, Incorporated.............  176,100           693
                                              ----------
    TOTAL FINANCIAL
      (DIVERSIFIED)..............                  1,567
                                              ----------
INSURANCE (LIFE/HEALTH) - 1.16%
Amerus Life Holdings,
  Incorporated...................    6,100           122
Delphi Financial Group,
  Incorporated...................    8,772           253

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Liberty Financial Companies,
  Incorporated...................   20,400    $      382
National Western Life Insurance
  Company+.......................    1,200            89
Scottish Annuity & Life+.........      400             3
                                              ----------
    TOTAL INSURANCE (LIFE/
      HEALTH)....................                    849
                                              ----------
INSURANCE (MULTI-LINE) - 2.27%
American Financial Group,
  Incorporated...................    2,900            74
Enhance Financial Services Group,
  Incorporated...................   76,500           774
Esg Re Limited...................  176,800           707
HCC Insurance Holdings,
  Incorporated...................    1,400            16
Radian Group, Incorporated.......    1,800            92
                                              ----------
    TOTAL INSURANCE
      (MULTI-LINE)...............                  1,663
                                              ----------
INSURANCE BROKERS - 0.13%
E. W. Blanch Holdings,
  Incorporated...................    3,000            67
Stirling Cooke Brown Holdings....   14,300            28
                                              ----------
    TOTAL INSURANCE BROKERS......                     95
                                              ----------
INSURANCE (PROPERTY/CASUALTY) - 3.24%
Commerce Group, Incorporated.....   11,700           345
Everest Reinsurance Group
  Limited........................    3,700           108
Fidelity National Financial,
  Incorporated...................    9,200           136
Fremont General Corporation......   32,400           188
Harleysville Group,
  Incorporated...................   12,400           199
Horace Mann Educators
  Corporation....................   40,200           585
IPC Holdings Limited.............   12,400           158
Mercury General Corporation......    3,000            82
Mutual Risk Management
  Limited........................   17,600           276
Reliance Group Holdings,
  Incorporated...................   48,800           134
RLI Corporation..................    1,500            48
State Auto Financial
  Corporation....................    9,000            90
Trenwick Group, Incorporated.....    1,690            24
                                              ----------
    TOTAL INSURANCE (PROPERTY/
      CASUALTY)..................                  2,373
                                              ----------
SAVINGS & LOAN COMPANIES - 0.64%
Astoria Financial Corporation....    2,400            66
Coastal BanCorp, Incorporated....      200             3
Downey Financial Corporation.....    6,300           188
First Republic Bank San
  Francisco+.....................    4,200            82
FirstFed Financial
  Corporation+...................    8,500           106

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Westcorp, Incorporated...........    1,500    $       21
                                              ----------
    TOTAL SAVINGS & LOAN
      COMPANIES..................                    466
                                              ----------
    TOTAL FINANCIALS.............                 10,229
                                              ----------
HEALTH CARE - 4.93%
Apria Healthcare Group,
  Incorporated+..................    8,000           111
Barr Laboratories,
  Incorporated+..................    7,900           341
Beverly Enterprises,
  Incorporated+..................  124,900           421
First Health Group
  Corporation+...................    1,200            36
Foundation Health Systems,
  Incorporated+..................   17,000           171
Herbalife International,
  Incorporated...................   10,000           101
Magellan Health Services,
  Incorporated...................    7,200            27
Ocular Sciences, Incorporated+...      900            15
Omnicare, Incorporated...........   41,900           636
Pediatrix Medical Group+.........    4,000            33
Quorum Health Group,
  Incorporated+..................   32,000           340
Sierra Health Services,
  Incorporated+..................   11,400            41
Sola International,
  Incorporated+..................    4,600            21
Steris Corporation+..............   13,600           122
Stewart Enterprises,
  Incorporated...................   47,500           228
Thermo Cardiosystems,
  Incorporated+..................   10,000           114
Total Renal Care Holdings,
  Incorporated+..................    4,100            12
Twinlab Corporation+.............      700             5
US Oncology, Incorporated........   20,200            69
Veterinary Centers America,
  Incorporated+..................   56,900           768
                                              ----------
    TOTAL HEALTH CARE............                  3,612
                                              ----------
TECHNOLOGY - 6.40%
COMMUNICATIONS EQUIPMENT - 0.45%
Cable Design Technologies
  Corporation+...................    7,900           270
Superior Telecom, Incorporated...    4,545            55
                                              ----------
    TOTAL COMMUNICATIONS
      EQUIPMENT..................                    325
                                              ----------
COMPUTERS (PERIPHERALS) - 1.13%
Cellstar Corporation+............   25,300           145
Creative Technology, Limited+....   14,800           405
Radisys Corporation+.............    6,750           279
                                              ----------
    TOTAL COMPUTERS
      (PERIPHERALS)..............                    829
                                              ----------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
COMPUTERS (SOFTWARE/SERVICES)  - 3.83%
Avant! Corporation+..............   11,100    $      200
AVT Corporation..................   27,600           305
Fair Issac & Company,
  Incorporated...................   14,500           614
JDA Software Group,
  Incorporated+..................   44,200           823
Personal Group of America,
  Incorporated+..................   10,100            53
THQ, Incorporated................   51,900           804
                                              ----------
    TOTAL COMPUTERS
      (SOFTWARE/SERVICES)........                  2,799
                                              ----------
ELECTRONICS (INSTRUMENT) - 0.01%
Pioneer Standard Electronics,
  Incorporated...................      500             8
                                              ----------
    TOTAL ELECTRONICS
      (INSTRUMENT)...............                      8
                                              ----------
ELECTRONICS (SEMICONDUCTORS) - 0.02%
Neomagic Corporation+............    5,000            17
                                              ----------
    TOTAL ELECTRONICS
      (SEMICONDUCTORS)...........                     17
                                              ----------
SERVICES (COMPUTER SYSTEMS) - 0.96%
Gerber Scientific,
  Incorporated...................   13,000           180
Inacom Corporation+..............   19,300            30
Unova, Incorporated+.............   35,400           496
                                              ----------
    TOTAL SERVICES (COMPUTER
      SYSTEMS)...................                    706
                                              ----------
    TOTAL TECHNOLOGY.............                  4,684
                                              ----------
TRANSPORTATION - 5.04%
MARINE - 4.02%
Knightsbridge Tankers Limited....   66,200         1,233
Omi Corporation+.................   46,100           161
Overseas Shipholding Group,
  Incorporated...................   17,000           445
Teekay Shipping Corporation......   33,600         1,102
                                              ----------
    TOTAL MARINE.................                  2,941
                                              ----------
RAILROADS - 0.16%
Wisconsin Central Transportation
  Corporation+...................    8,300           121
                                              ----------
    TOTAL RAILROADS..............                    121
                                              ----------
TRUCKERS - 0.86%
American Freightways
  Corporation....................    1,300            24
Arkansas Best Corporation+.......    3,300            43
Arnold Industries,
  Incorporated...................   10,500           123
Consolidated Freightways
  Corporation+...................    9,600            60
Roadway Express, Incorporated....      400             9
Rollins Truck Leasing
  Corporation....................   11,000           109
Us Freightways Corporation.......    1,500            70

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (CONTINUED)
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
Yellow Corporation+..............   10,000    $      191
                                              ----------
    TOTAL TRUCKERS...............                    629
                                              ----------
    TOTAL TRANSPORTATION.........                  3,691
                                              ----------
UTILITIES - 5.28%
ELECTRIC COMPANIES - 5.28%
CH Energy Group, Incorporated....    4,700           155
Cleco Corporation................    5,900           203
CMP Group, Incorporated..........   45,500         1,317
MDU Resource Group,
  Incorporated...................    4,200            92
Public Service Company...........   27,600           497
R G S Energy Group,
  Incorporated...................   48,100         1,130
UGI Corporation..................   13,600           278
United Illuminating Company......    4,200           193
                                              ----------
    TOTAL ELECTRIC COMPANIES.....                  3,865
                                              ----------
    TOTAL UTILITIES..............                  3,865
                                              ----------
    TOTAL COMMON STOCK...........                 65,120
                                              ----------

                                     PAR
                                    AMOUNT       VALUE
                                   --------   -----------
                                   (DOLLARS IN THOUSANDS)
SHORT-TERM
  INVESTMENTS - 25.66%
U.S. TREASURY BILLS - 0.79%
U. S. Treasury Bill, 5.65%, Due
  6/15/2000 (Note A).............  $   580    $      576
                                              ----------
    TOTAL U.S. TREASURY BILLS....                    576
                                              ----------
                                    SHARES
                                   -------
OTHER SHORT-TERM INVESTMENTS - 24.87%
American Select Cash Reserve
  Fund...........................  17,756,856     17,757
AMR Investments Enhanced Yield
  Business Trust.................  449,386           449
                                              ----------
    TOTAL OTHER SHORT-TERM
      INVESTMENTS................                 18,206
                                              ----------
    TOTAL SHORT-TERM
      INVESTMENTS................                 18,782
                                              ----------
    TOTAL INVESTMENTS -
      114.61%(COST $90,766)......                 83,902
                                              ----------
    LIABILITIES, NET OF OTHER
      ASSETS - (14.61%)..........                (10,698)
                                              ----------
    TOTAL NET ASSETS - 100%......             $   73,204
                                              ==========

---------------

Based on the cost of investments of $90,867 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $6,018, the aggregate gross unrealized depreciation was $12,983, and the net unrealized depreciation of investments was $6,965.

(A) At April 30, 2000, security held as collateral for open futures contracts.

ABBREVIATIONS:

PLC - Public Limited Corporation

+ - Non-income Producing

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
AUSTRALIA COMMON STOCKS - 2.60%
Australia & New Zealand
  Banking Group...............   1,817,407   $   12,556
Broken Hill Property..........     434,460        4,675
Cable and Wireless Optus......   1,407,803        4,543
Mayne Nickless, Limited.......     965,000        1,943
News Corporation Preferred
  Rights......................     345,000        3,708
QBE Insurance Group,
  Limited.....................   1,995,858        8,377
Westralian Sands..............     360,594          789
WMC, Limited..................     785,000        3,257
                                             ----------
    TOTAL AUSTRALIA COMMON
      STOCK...................                   39,848
                                             ----------
AUSTRIA - 0.62%
PREFERRED STOCK - 0.22%
Bank Austria AG, 144a (Note
  A)..........................      76,000        3,380
                                             ----------
    TOTAL AUSTRIA PREFERRED
      STOCK...................                    3,380
                                             ----------
COMMON STOCK - 0.40%
Boehler-Uddeholm..............      73,185        2,858
Evn Energie-Versorgung
  Niederoesterreich AG........       4,460          490
Mayr-Melnhof Karton AG........      16,000          756
VA Technologie AG.............      11,000          656
Wienerberger Baust............      65,000        1,392
                                             ----------
    TOTAL AUSTRIA COMMON
      STOCK...................                    6,152
                                             ----------
    TOTAL AUSTRIA.............                    9,532
                                             ----------
CANADA COMMON STOCK - 2.40%
Alcan Aluminum, Limited.......     105,000        3,416
Canadian National Railway
  Company.....................      67,300        1,878
Manulife Financial
  Corporation.................     622,590        9,770
Newbridge Network.............      98,400        3,523
Noranda, Incorporated.........     333,965        3,167
Ranger Oil, Limited...........     589,010        2,723
Renaissance Energy............     240,000        2,098
Sun Life Financial Services,
  Incorporated................     645,585        7,690
Transcanada Pipelines,
  Limited.....................     351,000        2,501
                                             ----------
    TOTAL CANADA COMMON
      STOCK...................                   36,766
                                             ----------
DENMARK COMMON STOCK - 0.58%
Nordic Baltic Holdings........     635,200        3,960
Tele Danmark AS...............      67,600        4,958
                                             ----------
    TOTAL DENMARK COMMON
      STOCK...................                    8,918
                                             ----------
FINLAND COMMON STOCK - 2.05%
Enso-Gutzeit OY, "R"..........     212,000        2,193
Nokia AB OY...................      67,200        3,864
Metra OY, "B".................     105,000        1,713
Metsa-Serla OY, "B"...........     100,000          850
Metso OYJ.....................     191,309        2,528

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Nordic Baltic Holdings........     882,300   $    5,596
Sanitec OYJ AB................      21,290          248
UPM-Kymmene OY................     558,185       14,496
                                             ----------
    TOTAL FINLAND COMMON
      STOCK...................                   31,488
                                             ----------
FRANCE COMMON STOCK - 9.79%
Alcatel Alsthom CG............     108,653       25,248
Axa SA........................     117,746       17,500
Banque Nationale de Paris.....     284,485       23,046
BIC SA........................     108,584        4,334
Pechiney SA...................      51,800        2,275
Pernod-Ricard.................     111,042        5,034
Rhone-Poulenc, "A"............     471,297       25,983
Saint Gobain..................      25,284        3,458
Total Petroleum Company, "B"..     244,314       37,157
Vivendi.......................      62,425        6,189
                                             ----------
    TOTAL FRANCE COMMON
      STOCK...................                  150,224
                                             ----------
GERMANY - 6.63%
PREFERRED STOCK - 0.21%
Dyckerhoff AG.................     148,575        3,249
                                             ----------
    TOTAL GERMANY PREFERRED
      STOCK...................                    3,249
                                             ----------
COMMON STOCK - 6.42%
Adidas Salomon AG.............      15,000          963
Allianz AG....................      20,105        7,755
BASF AG.......................      57,000        2,498
BAYER AG......................      60,000        2,506
Bayer Hypo Vereins............     127,200        7,766
BBS Kraftfahrzeugtechnik......      15,260          257
Boss (Hugo) AG................      26,400        4,162
Buderus AG....................      98,955        1,712
Commerzbank AG................      67,240        2,550
Daimler Chrysler AG...........      67,855        3,967
Depfa DT Pfander..............       4,260          429
Deutsche Bank AG..............      46,000        3,098
Dragerwerk AG.................     150,805        1,306
Gehe AG.......................      78,800        2,456
Krones AG.....................     105,000        3,052
Merck KGAA....................      94,000        2,707
Muenchener Rueckversicherung
  AG, DEM 10, 144a (Note A)...      22,576        6,635
Muenchener Rueckversicherung
  AG, DEM 5, 144a (Note A)....         293           22
SGL Carbon....................      31,573        2,445
Siemens AG NPV................      49,920        7,415
Thyssen Krupp AG..............     338,901        7,134
Veba AG.......................     445,518       22,410
Volkswagen AG.................      52,500        1,985
Vossloh AG....................     208,350        3,190
                                             ----------
    TOTAL GERMANY COMMON
      STOCK...................                   98,420
                                             ----------
    TOTAL GERMANY.............                  101,669
                                             ----------
HONG KONG COMMON STOCK - 3.18%
Cheung Kong Holdings,
  Limited.....................     330,000        3,940

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Hang Lung Development Company,
  Limited.....................   3,073,000   $    2,387
Henderson Land Development
  Company.....................     901,000        3,945
Hong Kong Electric Holdings...   3,036,900        9,494
HSBC Holdings.................     500,065        5,602
Hutchinson Whampoa, Limited...     300,000        4,352
New World Development Company,
  Limited.....................   2,107,000        2,854
South China Morning Post......   7,277,000        7,754
Swire Pacific.................   1,502,700        8,489
                                             ----------
    TOTAL HONG KONG COMMON
      STOCK...................                   48,817
                                             ----------
IRELAND COMMON STOCK - 1.11%
Allied Irish Banks............     803,813        8,043
Greencore Group...............   1,582,000        4,397
Jefferson Smurfit.............   2,085,232        4,560
                                             ----------
    TOTAL IRELAND COMMON
      STOCK...................                   17,000
                                             ----------
ITALY COMMON STOCK - 2.43%
Assic Generali................      69,999        1,997
BCA Naz Del Lavoro............     770,000        2,526
Eni SPA.......................   2,207,895       11,005
Fiat SPA......................      17,624          433
Sao Paolo Imi SPA.............     287,380        4,033
STET Telecom Italia...........   1,237,970       17,350
                                             ----------
    TOTAL ITALY COMMON
      STOCK...................                   37,344
                                             ----------
JAPAN COMMON STOCK - 13.37%
Asahi Breweries...............     177,000        1,802
Best Denki Company............     300,000        1,702
Canon, Incorporated...........     501,000       22,901
Circle K Japan Company........     204,800        7,978
Fuji Bank.....................     497,000        4,139
Fujitsu.......................     137,000        3,879
Hitachi, Limited..............     225,000        2,686
Industrial Bank of Japan......     450,000        3,706
Kanamoto Company..............     310,000        2,197
KAO Corporation...............     319,000        9,711
Komatsu.......................   1,958,000        9,421
Makita Corporation............     105,000          911
Matsushita Electric Industrial
  Company.....................     164,000        4,340
Matsuzakaya Company...........     500,000        1,305
Nintendo Company, Limited.....     124,600       20,753
Nippon Paper Industries.......     328,000        2,076
Nippon Telephone & Telegraph
  Company.....................         730        9,051
Nissan Motor Company..........   1,997,000        9,073
NTT Mobile Communication......         275        9,186
Okumura Corporation...........     700,000        1,976
Orix Corporation..............      49,920        7,123
Promise Company, Limited, 144a
  (Note A)....................      74,400        6,024
Sakura Bank...................     613,000        4,299
Sankyo Company................     324,000        7,135
Sanyo Shinpan Finance
  Company.....................     144,800        4,422
Showa Sangyo Company..........     850,000        1,408
Sony Corporation..............     182,000       20,977

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Sumitomo Electrical
  Industries..................     169,000   $    2,250
Sumitomo Trust & Banking......     907,000        6,630
TDK Corporation...............     117,000       15,665
Yamato Kogyo Company,
  Limited.....................     120,000          385
                                             ----------
    TOTAL JAPAN COMMON
      STOCK...................                  205,111
                                             ----------
MALAYSIA COMMON STOCK - 0.18%
Golden Hope Plantations BHD...   2,603,000        2,754
                                             ----------
    TOTAL MALAYSIA COMMON
      STOCK...................                    2,754
                                             ----------
MEXICO COMMON STOCK - 0.06%
Industrias Penoles............     430,000          886
                                             ----------
    TOTAL MEXICO COMMON
      STOCK...................                      886
                                             ----------
NETHERLANDS COMMON STOCK - 6.74%
ABN AMRO Holdings NV..........     364,535        7,524
Akzo Nobel NV.................     440,767       18,086
Ing Groep NV..................     396,749       21,699
Kon KPN NV....................     184,700       18,657
Philips Electronics...........     836,660       37,411
                                             ----------
    TOTAL NETHERLANDS COMMON
      STOCK...................                  103,377
                                             ----------
NEW ZEALAND COMMON STOCK - 1.24%
Carter Holt Harvey, Limited...   1,205,889        1,020
Fisher & Paykel, Limited......     880,000        2,610
Fletcher Challenge Building...   2,733,475        2,592
Fletcher Challenge Forest.....     132,452           48
Telecom Corporation of New
  Zealand.....................   3,024,316       12,793
                                             ----------
    TOTAL NEW ZEALAND COMMON
      STOCK...................                   19,063
                                             ----------
NORWAY COMMON STOCK - 0.75%
DNB Holdings, AS..............     810,000        2,843
Kvaerner Industries AS, Series
  A...........................     211,043        2,595
Kvaerner Industries AS, Series
  B...........................      25,200          254
Norsk Hydro AS................      90,000        3,294
Nycomed AS, Series B..........     324,320        2,537
                                             ----------
    TOTAL NORWAY COMMON
      STOCK...................                   11,523
                                             ----------
PORTUGAL COMMON STOCK - 0.94%
Portugal Telecom..............   1,283,593       14,352
                                             ----------
    TOTAL PORTUGAL COMMON
      STOCK...................                   14,352
                                             ----------
SINGAPORE COMMON STOCK - 2.57%
Development Bank of Singapore
  Group Holdings..............     540,795        7,443
Creative Technology...........     406,850        9,889
Overseas Chinese Bank.........     599,650        4,109
United OverSeas Bank..........   2,590,725       18,056
                                             ----------
    TOTAL SINGAPORE COMMON
      STOCK...................                   39,497
                                             ----------
SPAIN COMMON STOCK - 3.17%
Banco Popular Espanol.........      84,000        2,273

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Endesa SA.....................     317,445   $    6,943
Iberdrola SA..................     200,357        2,576
Repsol SA (RG)................     463,800        9,509
Telefonica de Espana..........   1,222,231       27,265
                                             ----------
    TOTAL SPAIN COMMON
      STOCK...................                   48,566
                                             ----------
SOUTH KOREA COMMON STOCK - 0.30%
Hyundai Electrical
  Industries..................     210,000        3,330
Korea Electric Power
  Corporation.................      40,860        1,197
                                             ----------
    TOTAL SOUTH KOREA COMMON
      STOCK...................                    4,527
                                             ----------
SWEDEN COMMON STOCK - 2.56%
Assidoman AB..................      72,800        1,203
Astrazeneca...................      27,847        1,165
Autoliv Incorporated..........     125,000        3,504
Electrolux AB, "B"............     949,980       16,076
Esselte AB, Class "A".........       1,000            6
Esselte AB, Class "B".........       6,300           39
Foreningssparbk...............     208,000        3,067
Granges AB....................      15,000          275
Nordic Baltic Holdings........     411,060        2,566
Stora Enso OY, Series A.......      62,062          638
Stora Enso OY, Series R.......     152,602        1,543
Svedala Industries, "A"
  Free........................      90,000        1,226
Svenska Handelsbanken.........     290,190        3,841
Volvo AB......................     170,000        4,130
                                             ----------
    TOTAL SWEDEN COMMON
      STOCK...................                   39,279
                                             ----------
SWITZERLAND COMMON STOCK - 3.36%
ABB AG........................     101,306       11,394
Clariant......................       8,700        3,181
Novartis AG...................       6,403        8,965
Saurer AG.....................       9,891        4,887
Schweitz Ruckversiche.........         800        1,288
Sig Schweitz Industries AG....      18,238        9,169
Sulzer AG.....................      10,920        7,007
Zurich Allied AG..............      13,214        5,630
                                             ----------
    TOTAL SWITZERLAND COMMON
      STOCK...................                   51,521
                                             ----------
UNITED KINGDOM - 20.07%
Allied Domecq, PLC............   2,383,984       11,732
Allied Zurich.................     418,395        4,184
Arriva........................     205,000          638
Astrazeneca...................     162,410        6,844
BAA, PLC......................   1,369,300        8,935
BG Group, PLC.................     470,587        2,855
BP Amoco......................     937,130        8,131
British Aerospace, PLC........   3,935,973       24,328
British American Tobacco
  Industries, PLC.............     828,145        5,184
British Energy, PLC...........     956,691        2,575
British Telecommunications....     775,453       13,954
Cadbury Schweppes.............     691,520        4,761
Celltech Group................     644,737       10,694

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Commercial Union, PLC.........     357,390   $    5,151
Cookson Group, PLC............   3,901,725       11,539
Cortaulds Textiles, PLC.......      75,750          167
Diageo........................     633,143        5,132
Fairview Holdings, PLC........      37,500           92
GKN, PLC......................     221,400        3,083
Granada Group.................     373,310        3,680
Great Universal Stores, PLC...     500,000        3,044
Halifax Group, PLC............     400,100        3,769
Hanson, PLC...................   1,912,345       14,079
Imperial Chemical Industries,
  PLC.........................   1,030,095        8,865
Inchcape, PLC.................      50,000          236
Invensys......................   1,262,717        6,125
Lasmo, PLC....................   1,340,000        2,265
Lloyds TSB Group, PLC.........     494,849        4,855
Marconi, PLC..................     435,000        5,439
Marks & Spencer...............     500,000        1,860
National Grid Group, PLC......     595,500        4,939
National Power, PLC...........     460,000        2,104
Next, PLC.....................     290,000        2,280
Northern Foods, PLC...........   1,000,000        1,588
PowerGen, PLC.................     373,000        2,358
Prudential Corporation........     371,665        5,729
Reckitt & Colman, PLC.........     985,686       10,191
Reed International, PLC.......   2,148,340       15,027
Royal & Sun Alliance Insurance
  Group.......................     328,881        1,853
Royal Bank of Scotland, PLC...     417,349        6,544
Safeway, PLC..................     509,677        1,727
Scapa Group...................     471,000          899
Shell Transportation & Trading
  Company, PLC................     535,000        4,406
Stagecoach Holdings...........   1,370,000        1,356
Storehouse....................   1,480,000          845
Tate & Lyle, PLC..............     405,000        1,445
Tesco, PLC....................   4,756,447       16,263
Thames Water Group, PLC.......     173,983        2,197
TI Group, PLC.................   1,707,580        9,325
Tomkins.......................   1,822,768        5,626
Unilever, PLC.................   1,211,015        7,315
United News & Media PLC.......     618,462        8,081
Williams, PLC.................   2,048,837       11,614
                                             ----------
    TOTAL UNITED KINGDOM......                  307,908
                                             ----------
UNITED STATES - 23.87%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.23%
CNH Global, NV................     240,000        3,240
G P Batteries International,
  Limited.....................     249,000          232
Kookmin Bank GDR, 144a (Note
  A)..........................      83,356          886
Jardine Matheson Holding,
  Limited.....................     767,000        3,068
Sk Telecom, Limited...........      84,281        2,702
Stolt-Nielsen SA, "B".........     152,000        2,517

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Telmex ADR....................     104,000   $    6,117
                                             ----------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS.................                   18,762
                                             ----------
SHORT TERM INVESTMENTS - 22.64%
American Select Cash Reserve
  Fund........................  299,267,455     299,267

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
AMR Investments Enhanced Yield
  Business Trust..............  48,040,302   $   48,040
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS.............                  347,307
                                             ----------
    TOTAL UNITED STATES.......                  366,069
                                             ----------
TOTAL INVESTMENTS - 110.57%
  (COST
  $1,528,254).................                1,696,039
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (10.57%)...........                 (162,128)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,533,911
                                             ==========

---------------

Based on the cost of investments of $1,529,328 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $270,943, the aggregate gross unrealized depreciation was $104,232, and the net unrealized appreciation of investments was $166,711.

(A) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,947 or 1.10% of net assets.

ABBREVIATIONS:

AB - Company (Finland, Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway)
BHD - Berhard (Malaysia)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Germany)
NV - Company (Netherlands, United States)
OY - Company (Finland, Sweden)
OYJ - Company, Limited (Finland)
PLC -- Public Limited Corporation (United Kingdom)
RG - Registered (Spain)
SA - Company (France, Spain, United States)
SPA - Company (Italy)

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
INTERNATIONAL EQUITY INDUSTRY DIVERSIFICATION
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              PERCENT OF
                                                              NET ASSETS
                                                              ----------
Consumer Discretionary......................................    14.49%
Consumer Staples............................................     8.48%
Energy......................................................     4.47%
Finance.....................................................    11.54%
Healthcare..................................................     3.17%
Industrials.................................................    20.29%
Information Technology......................................     7.99%
Materials...................................................    12.54%
Telecommunication Services..................................     0.93%
Utilities...................................................     4.03%
Short-Term Investments......................................    22.64%
Other Assets (Liabilities)..................................   (10.57%)
                                                               -------
          NET ASSETS........................................   100.00%
                                                               =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT         VALUE
                                                              -----------     --------
                                                               (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 16.07%
U.S. TREASURY BONDS - 10.59%
10.75%, Due 2/15/2003.......................................  $       495     $    545
7.25%, Due 5/15/2016........................................        1,000        1,093
8.125%, Due 8/15/2019.......................................          715          859
8.75%, Due 8/15/2020........................................        1,000        1,278
6.875%, Due 8/15/2025.......................................          750          811
6.125%, Due 11/15/2027......................................          480          475
                                                                              --------
    TOTAL U.S. TREASURY BONDS...............................                     5,061
                                                                              --------
U.S. TREASURY NOTES - 5.48%
5.25%, Due 8/15/2003........................................          500          480
5.75%, Due 8/15/2003........................................          460          448
5.875%, Due 11/15/2004......................................          500          487
6.625%, Due 5/15/2007.......................................          710          715
6.00%, Due 8/15/2009........................................          500          488
                                                                              --------
    TOTAL U.S. TREASURY NOTES...............................                     2,618
                                                                              --------
    TOTAL U.S. TREASURY OBLIGATIONS.........................                     7,679
                                                                              --------
U.S. AGENCY OBLIGATIONS - 9.52%
Federal Home Loan Mortgage Corporation, 6.875%, Due
  1/15/2005.................................................        1,000          984
Federal Home Loan Mortgage Corporation, 5.75%, Due
  3/15/2009.................................................        1,000          896
Federal National Mortgage Association, 7.125%, Due
  3/15/2007.................................................        1,000          988
Federal National Mortgage Association, 5.875%, Due
  11/22/2027................................................        2,000        1,682
                                                                              --------
    TOTAL U.S. AGENCY OBLIGATIONS...........................                     4,550
                                                                              --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.54%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.05%
Gold Pool #E00540, 6.00%, Due 3/1/2013......................          560          526
Gold Pool #E69244, 6.00%, Due 3/1/2013......................        1,112        1,044
Gold Pool #E00669, 6.00%, Due 5/1/2014......................        1,869        1,753
Pool #458001, 9.50%, Due 12/1/2014..........................        2,032        2,126
Pool #100292, 10.00%, Due 9/1/2018..........................        1,056        1,119
Pool #458000, 9.50%, Due 5/1/2027...........................        1,821        1,910
Gold Pool #C26472, 6.50%, Due 5/1/2029......................        1,289        1,205
Pool #100293, 9.50%, Due 8/1/2029...........................        1,272        1,334
                                                                              --------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION............                    11,017
                                                                              --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.00%
TBA, 7.00%, Due 12/1/2099...................................        1,000          957
                                                                              --------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.............                       957
                                                                              --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.49%
Pool #780085, 11.50%, Due 8/15/2018.........................          647          715
                                                                              --------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..........                       715
                                                                              --------
    TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS...........                    12,689
                                                                              --------
CORPORATE OBLIGATIONS - 35.02%
FINANCIAL - 16.77%
Chase Manhattan Corporation, 7.125%, Due 6/15/2009..........          500          479
Citigroup, Incorporated, 6.875%, Due 2/15/2098..............          810          666
Countrywide Home Loan, Incorporated, 6.85%, Due 6/15/2004...        1,000          963
Ford Motor Credit Corporation, 7.375%, Due 10/28/2009.......        1,175        1,139
Goldman Sachs Group, Incorporated, 7.80%, Due 1/28/2010.....          500          492
Mellon Bank, National Association, 7.375%, Due 5/15/2007....          500          488
PNC Funding Corporation, 6.875%, Due 7/15/2007..............        1,000          936
Simon Property Group, Incorporated, 144a (Note A) 6.625%,
  Due 6/15/2003.............................................        1,000          946
Swiss Bank Corporation, 7.375%, Due 7/15/2015...............        1,000          943

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT         VALUE
                                                              -----------     --------
                                                               (DOLLARS IN THOUSANDS)
Wells Fargo and Company, 6.875%, Due 7/15/2004..............  $     1,000     $    966
                                                                              --------
    TOTAL FINANCIAL.........................................                     8,018
                                                                              --------
INDUSTRIAL - 16.76%
Atlantic Richfield Company, 9.125%, Due 3/1/2011............        1,000        1,112
Caterpillar Financial Services, 7.34%, Due 9/30/2003........        1,000          992
Cendant Corporation, 7.75%, Due 12/1/2003...................          500          493
Federated Department Stores, Incorporated, 6.79%, Due
  7/15/2027.................................................        1,000          954
General Motors Corporation, 6.75%, Due 5/1/2028.............          200          174
Honeywell International, Incorporated, 7.50%, Due
  3/1/2010..................................................          200          200
J. C. Penny and Company, 7.375%, Due 6/15/2004..............        2,000        1,691
Martin Marietta Material, Incorporated, 6.90%, Due
  8/15/2007.................................................          500          481
Time Warner, Incorporated, 6.85%, Due 1/15/2026.............        1,015          991
Williams Companies, Incorporated, 6.50%, Due 8/1/2006.......        1,000          923
                                                                              --------
    TOTAL INDUSTRIAL........................................                     8,011
                                                                              --------
UTILITIES - 1.49%
Sprint Capital Corporation, 6.125%, Due 11/15/2008..........          800          711
                                                                              --------
    TOTAL UTILITIES.........................................                       711
                                                                              --------
    TOTAL CORPORATE OBLIGATIONS.............................                    16,740
                                                                              --------

                                                                SHARES
SHORT-TERM INVESTMENTS - 35.31%                               -----------
American Select Cash Reserve Fund...........................   14,802,552       14,803
AMR Investments Enhanced Yield Business Trust...............    2,078,704        2,079
                                                                              --------
    TOTAL SHORT-TERM INVESTMENTS............................                    16,882
                                                                              --------
    TOTAL INVESTMENTS - 122.46% (COST $60,242)..............                    58,540
                                                                              --------
    LIABILITIES, NET OF OTHER ASSETS - (22.46%).............                   (10,735)
                                                                              --------
    TOTAL NET ASSETS - 100%.................................                  $ 47,805
                                                                              ========

---------------

Based on the cost of investments of $60,833 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $19, the unrealized depreciation was $2,312, and the net unrealized depreciation of investments was $2,293.

(A) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $946 or 1.98% of net assets.

ABBREVIATIONS:

LP - Limited Partnership
MTN - Medium-Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT         VALUE
                                                              ----------      -------
                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.70%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.54%
  REMIC, M H-1 A, 10.15%, Due 4/15/2006.....................  $       15      $    15
  Pool #E44213, 7.00%, Due 1/1/2008.........................       2,532        2,492
  Pool #A01679, 9.75%, Due 12/1/2016........................       1,729        1,815
  Pool #555436, 8.50%, Due 1/1/2019.........................       2,064        2,087
  Pool #100244, 11.00%, Due 7/1/2020........................         753          827
  Pool #A01417, 10.00%, Due 3/1/2021........................         762          806
                                                                              -------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION............                    8,042
                                                                              -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.39%
  Pool #050763, 7.00%, Due 7/1/2008.........................       1,135        1,115
  Pool #002499, 10.00%, Due 3/1/2016........................       1,613        1,701
                                                                              -------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.............                    2,816
                                                                              -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.77%
  Pool #780173, 9.50%, Due 12/15/2019.......................       4,331        4,559
  Pool #001429, 7.50%, Due 10/20/2023.......................       1,740        1,707
                                                                              -------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..........                    6,266
                                                                              -------
    TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS...........                   17,124
                                                                              -------
CORPORATE OBLIGATIONS - 58.01%
FINANCIAL - 24.32%
Aetna Services, Incorporated, 6.75%, Due 8/15/2001..........       2,000        1,976
Caterpillar Financial Services Corporation, 5.45%, Due
  1/15/2002.................................................       2,000        1,939
EOP Operating Limited Partnership, 144a, 6.375%, Due
  1/15/2002 (Note A)........................................       1,000          970
Heller Financial, Incorporated, 5.875%, Due 11/1/2000.......       3,000        2,982
Lehman Brothers Holdings, Incorporated, 6.551%, Due
  6/1/2001..................................................       3,200        3,200
Merrill Lynch and Company, Variable Rate, 5.05%, Due
  6/27/2000.................................................       2,000        1,999
Sears Roebuck Acceptance Corporation
  7.13%, Due 6/26/2001......................................         400          398
  6.87%, Due 7/3/2001.......................................       1,000          991
Simon Property Group Incorporated, 144a, 6.625%, Due
  6/15/2003 (Note A)........................................       1,200        1,136
                                                                              -------
    TOTAL FINANCIAL.........................................                   15,591
                                                                              -------
INDUSTRIAL - 24.35%
Cendant Corporation, 7.75%, Due 12/1/2003...................       1,590        1,567
Fort James Corporation, 8.375%, Due 11/15/2001..............       3,000        3,031
Occidental Petroleum Corporation, 6.75%, Due 11/15/2002.....       2,500        2,416
Philip Morris Companies, Incorporated, 7.25%, Due
  1/15/2003.................................................       3,000        2,866
Raytheon Company, 6.75%, Due 3/1/2002.......................       2,000        1,997
Union Oil Company of California, 6.375%, Due 2/1/2004.......       2,880        2,714
Weyerhaeuser Company, 9.05%, Due 2/1/2003...................       1,000        1,025
                                                                              -------
    TOTAL INDUSTRIAL........................................                   15,616
                                                                              -------
UTILITY - 4.50%
Sprint Capital Corporation, 5.70%, Due 11/15/2003...........       2,000        1,886
Texas Utilities Electric Company, 7.375%, Due 8/1/2001......       1,000          999
                                                                              -------
    TOTAL UTILITY...........................................                    2,885
                                                                              -------
FOREIGN - 4.84%
Province of Quebec, 8.80%, Due 4/15/2003....................       3,000        3,101
                                                                              -------
    TOTAL FOREIGN...........................................                    3,101
                                                                              -------
    TOTAL CORPORATE OBLIGATIONS.............................                   37,193
                                                                              -------
ASSET-BACKED SECURITIES - 11.69%
Citibank Credit Card Master Trust I, Series 1997-3 B,
  6.989%, Due 2/10/2004.....................................       3,000        2,970
Ford Credit Auto Owner Trust, 1999-B A4, 5.80%, Due
  6/15/2002.................................................       3,000        2,967
Honda Auto Receivables Grantor Trust, 144a 1998-A A, 5.50%,
  Due 7/15/2004 (Note A)....................................       1,585        1,555
                                                                              -------
    TOTAL ASSET-BACKED SECURITIES...........................                    7,492
                                                                              -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                              ---------      -------
                                                              (DOLLARS IN THOUSANDS)
SHORT-TERM INVESTMENTS - 2.13%
American Select Cash Reserve Fund...........................  1,366,711      $ 1,367
                                                                             -------
    TOTAL SHORT-TERM INVESTMENTS............................                   1,367
                                                                             -------
TOTAL INVESTMENTS - 98.53% (COST $64,993)...................                  63,176
                                                                             -------
OTHER ASSETS, NET OF LIABILITIES - 1.47%....................                     942
                                                                             -------
TOTAL NET ASSETS - 100%.....................................                 $64,118
                                                                             =======

---------------

Based on the cost of investments of $64,993 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation was $15, the unrealized depreciation was $1,832, and the net unrealized depreciation of investments was $1,817.

(A) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,661 or 5.71% of net assets.

ABBREVIATIONS:

MTN - Medium-Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                                                              SHORT-
                                                LARGE CAP     SMALL CAP    INTERNATIONAL    INTERMEDIATE       TERM
                                   BALANCED       VALUE         VALUE         EQUITY            BOND           BOND
                                   ---------    ----------    ---------    -------------    ------------    ----------
                                                              (IN THOUSANDS)
ASSETS:
    Investments in securities at
      value (cost - $978,705;
      $1,122,864; $90,766;
      $1,528,254; $60,242;
      $64,993, respectively).....  $ 978,792    $1,109,288     $83,902      $1,696,039        $58,540        $63,176
    Cash, including foreign
      currency...................          -             -           -          15,167              -              -
    Dividends and interest
      receivable.................      6,388         2,281         125           6,224            700            986
    Reclaims receivable..........          -             -           -             266              -              -
    Receivable for Variation
      Margin on open futures
      contracts..................          -             -         125           3,005              -              -
    Receivable for investments
      sold.......................      8,725         4,303          21          10,940              -              -
    Other assets.................          -             -          69              31              -              -
                                   ---------    ----------     -------      ----------        -------        -------
        TOTAL ASSETS.............    993,905     1,115,872      84,242       1,731,672         59,240         64,162
                                   ---------    ----------     -------      ----------        -------        -------
LIABILITIES:
    Payable for investments
      purchased..................     23,948         1,773          57           2,637            962              -
    Payable upon return of
      securities loaned..........     85,642        53,669      10,804         188,194         10,445              -
    Payable for Variation Margin
      on open futures
      contracts..................        350           226           -               -              -              -
    Management and investment
      advisory fees payable (Note
      2).........................        635           800         148           1,461             15             11
    Accrued organization costs...          4            10           -              11              -             10
    Unrealized depreciation on
      foreign currency
      contracts..................          -             -           -           5,458              -              -
    Other liabilities............        129           144          29               -             13             23
                                   ---------    ----------     -------      ----------        -------        -------
        TOTAL LIABILITIES........    110,708        56,622      11,038         197,761         11,435             44
                                   ---------    ----------     -------      ----------        -------        -------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS......................  $ 883,197    $1,059,250     $73,204      $1,533,911        $47,805        $64,118
                                   =========    ==========     =======      ==========        =======        =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
(Unaudited)
--------------------------------------------------------------------------------

                                                   LARGE CAP      SMALL CAP       INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                        BALANCED     VALUE          VALUE            EQUITY           BOND          BOND
                                        --------   ---------   ----------------   -------------   ------------   ----------
                                                                  SIX MONTHS ENDED APRIL 30, 2000
                                        -----------------------------------------------------------------------------------
                                                                          (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income...................  $ 13,882   $  1,133         $  238          $  3,724        $  5,541      $ 2,447
    Dividend income (net of foreign
      taxes of $50, $185 and $2,119 in
      Balanced, Large Cap Value and
      International Equity Portfolios,
      respectively)...................     7,466     16,755            554            12,700               -            -
    Income derived from commission
      recapture (Note 6)..............        22         49              1                39               -            -
    Income derived from securities
      lending, net (Note 5)...........       143         54             17               280              86            -
    Other Income......................        17         16              -                 -               -            -
                                        --------   --------         ------          --------        --------      -------
        TOTAL INVESTMENT INCOME.......    21,530     18,007            810            16,743           5,627        2,447
                                        --------   --------         ------          --------        --------      -------
EXPENSES:
    Management and investment advisory
      fees (Note 2)...................     1,353      1,729            233             2,576             203           86
    Custodian fees....................       103        128             17               410              23           10
    Professional fees.................        13         24              3                15               4            -
    Other expenses....................        41         33             11                14              10            1
                                        --------   --------         ------          --------        --------      -------
        TOTAL EXPENSES................     1,510      1,914            264             3,015             240           97
                                        --------   --------         ------          --------        --------      -------
    Less fees waived (Note 2).........         -          -             21                 -               -            -
                                        --------   --------         ------          --------        --------      -------
        NET EXPENSES..................     1,510      1,914            243             3,015             240           97
                                        --------   --------         ------          --------        --------      -------
NET INVESTMENT INCOME.................    20,020     16,093            567            13,728           5,387        2,350
                                        --------   --------         ------          --------        --------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on:
    Investments.......................   (11,378)     3,564            871            85,477         (12,144)        (585)
    Foreign currency transactions.....         -          -              -           (16,181)              -            -
    Futures contracts.................    (1,788)    (1,162)         1,561             6,342               -            -
    Change in net unrealized
      appreciation or (depreciation)
      of:
    Investments.......................   (27,766)   (82,413)           215            73,908           6,855         (587)
    Foreign currency contracts and
      translations....................         -          -              -           (83,377)              -            -
    Futures contracts.................     2,069     (1,001)        (1,252)              655               -            -
                                        --------   --------         ------          --------        --------      -------
        NET GAIN (LOSS) ON
          INVESTMENTS.................   (38,863)   (81,012)         1,395            66,824          (5,289)      (1,172)
                                        --------   --------         ------          --------        --------      -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........  $(18,843)  $(64,919)        $1,962          $ 80,552        $     98      $ 1,178
                                        ========   ========         ======          ========        ========      =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             BALANCED                 LARGE CAP VALUE              SMALL CAP VALUE
                                     -------------------------   -------------------------   ----------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                        ENDED                       ENDED                       ENDED       DECEMBER 31,
                                      APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED     APRIL 30,         1998
                                        2000       OCTOBER 31,      2000       OCTOBER 31,      2000       TO OCTOBER 31,
                                     (UNAUDITED)      1999       (UNAUDITED)      1999       (UNAUDITED)        1999
                                     -----------   -----------   -----------   -----------   -----------   --------------
                                                                        (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income............  $   20,020    $   41,612    $   16,093    $    39,065    $    567        $   320
  Net realized gain (loss) on
    investments, futures contracts
    and foreign currency
    transactions...................     (13,166)       59,888         2,402        221,657       2,432          1,165
  Change in net unrealized
    appreciation or depreciation of
    investments, futures contracts
    and foreign currency
    translations...................     (25,697)      (89,696)      (83,414)      (203,626)     (1,037)        (7,079)
                                     ----------    ----------    ----------    -----------    --------        -------
     NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS...................     (18,843)       11,804       (64,919)        57,096       1,962         (5,594)
                                     ----------    ----------    ----------    -----------    --------        -------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
  Contributions....................     193,636       155,233       124,898        296,048      21,172         90,405
  Withdrawals......................    (298,852)     (238,306)     (459,043)      (797,887)    (16,944)       (17,797)
                                     ----------    ----------    ----------    -----------    --------        -------
     NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      TRANSACTIONS IN INVESTORS'
      BENEFICIAL INTERESTS.........    (105,216)      (83,703)     (334,145)      (501,839)      4,228         72,608
                                     ----------    ----------    ----------    -----------    --------        -------
NET INCREASE (DECREASE) IN NET
 ASSETS............................    (124,059)      (71,269)     (399,064)      (444,743)      6,190         67,014
                                     ----------    ----------    ----------    -----------    --------        -------
NET ASSETS:
  Beginning of period..............   1,007,256     1,078,525     1,458,314      1,903,057      67,014              -
                                     ----------    ----------    ----------    -----------    --------        -------
  END OF PERIOD....................  $  883,197    $1,007,256    $1,059,250    $ 1,458,314    $ 73,204        $67,014
                                     ==========    ==========    ==========    ===========    ========        =======
---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------
RATIOS:
  Expenses to average net assets
    (annualized)...................        0.33%         0.32%         0.33%          0.32%       0.71%          0.72%
  Net investment income to average
    net assets (annualized)........        4.37%         3.82%         2.75%          2.19%       1.65%          1.13%
  Portfolio turnover rate..........          68%           90%           38%            33%         31%            31%
  Decrease reflected in above
    expense ratio due to absorption
    of expenses by the Manager.....           -             -             -              -        0.06%          0.17%

                                       INTERNATIONAL EQUITY          INTERMEDIATE BOND            SHORT-TERM BOND
                                     -------------------------   -------------------------   -------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                        ENDED                       ENDED                       ENDED
                                      APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                        2000       OCTOBER 31,      2000       OCTOBER 31,      2000       OCTOBER 31,
                                     (UNAUDITED)      1999       (UNAUDITED)      1999       (UNAUDITED)      1999
                                     -----------   -----------   -----------   -----------   -----------   -----------
                                                               (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income............  $   13,728    $   27,114     $  5,387      $ 14,641      $  2,350      $  6,202
  Net realized gain (loss) on
    investments, futures contracts
    and foreign currency
    transactions...................      75,638       111,938      (12,144)       (3,536)         (585)       (2,001)
  Change in net unrealized
    appreciation or depreciation of
    investments, futures contracts
    and foreign currency
    translations...................      (8,814)       79,728        6,855       (12,532)         (587)       (1,481)
                                     ----------    ----------     --------      --------      --------      --------
     NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS...................      80,552       218,780           98        (1,427)        1,178         2,720
                                     ----------    ----------     --------      --------      --------      --------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
  Contributions....................     799,078       948,727       33,518       174,791         8,905        35,387
  Withdrawals......................    (687,844)     (853,527)    (239,239)      (98,940)      (20,316)      (74,093)
                                     ----------    ----------     --------      --------      --------      --------
     NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      TRANSACTIONS IN INVESTORS'
      BENEFICIAL INTERESTS.........     111,234        95,200     (205,721)       75,851       (11,411)      (38,706)
                                     ----------    ----------     --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS............................     191,786       313,980     (205,623)       74,424       (10,233)      (35,986)
                                     ----------    ----------     --------      --------      --------      --------
NET ASSETS:
  Beginning of period..............   1,342,125     1,028,145      253,428       179,004        74,351       110,337
                                     ----------    ----------     --------      --------      --------      --------
  END OF PERIOD....................  $1,533,911    $1,342,125     $ 47,805      $253,428      $ 64,118      $ 74,351
                                     ==========    ==========     ========      ========      ========      ========
---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------
RATIOS:
  Expenses to average net assets
    (annualized)...................        0.41%         0.37%        0.30%         0.28%         0.28%         0.29%
  Net investment income to average
    net assets (annualized)........        1.87%         2.27%        6.65%         5.91%         6.86%         6.29%
  Portfolio turnover rate..........          26%           63%          48%          123%           27%          115%
  Decrease reflected in above
    expense ratio due to absorption
    of expenses by the Manager.....           -             -            -             -             -             -

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Balanced Portfolio, the AMR Investment Services Large Cap Value Portfolio, the AMR Investment Services Small Cap Value Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Intermediate Bond Portfolio and the AMR Investment Services Short-Term Bond Portfolio, (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995. The AMR Investment Services Intermediate Bond Portfolio commenced active operations on March 2, 1998. The AMR Investment Services Small Cap Value Portfolio commenced active operations on December 31, 1998. Prior to March 1, 1999, the AMR Investment Services Large Cap Value Portfolio was known as the AMR Investment Services Growth and Income Portfolio.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Futures Contracts

     The Balanced, Large Cap Value, Small Cap Value and International Equity Portfolios may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price established each day by the board of trade or exchange on which they are traded.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

  Deferred Organization Expenses

     Expenses incurred by the Balanced, Large Cap Value, International Equity, Intermediate Bond and Short-Term Bond Portfolios in connection with their organization are being amortized on a straight-line basis over a five-year period.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Balanced, Large Cap Value, Small Cap Value and International Equity Portfolios an annualized fee equal to .10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. The manager receives an annualized fee of .25% of the average daily net assets of the Intermediate Bond Portfolio and pays a portion of their fee to the investment advisor hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                               AMOUNTS PAID TO   NET AMOUNTS
                                                     MANAGEMENT   MANAGEMENT     INVESTMENT      RETAINED BY
                                                      FEE RATE       FEE          ADVISORS         MANAGER
                                                     ----------   ----------   ---------------   -----------
Balanced Portfolio.................................  .225%-.70%     $1,353         $  895           $458
Large Cap Value Portfolio..........................  .225%-.70%      1,729          1,144            585
Small Cap Value Portfolio..........................  .50%-.66%         233            199             34
International Equity Portfolio.....................  .25%-.70%       2,576          1,841            735
Intermediate Bond Portfolio........................       .25%         203             68            135

     The Manager serves as the sole investment adviser to the Short-Term Bond Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .25% of the average daily net assets of the Short-Term Bond Portfolio. During the six months ended April 30, 2000, the Manager waived management fees totaling $21,000 for the Small Cap Value Portfolio.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 2000, the cost of air transportation was not material to any of the Portfolios.
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended April 30, 2000 (excluding short-term investments) are as follows (in thousands):

                                            LARGE CAP   SMALL CAP   INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                BALANCED      VALUE       VALUE        EQUITY           BOND          BOND
                                PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                ---------   ---------   ---------   -------------   ------------   ----------
Purchases.....................  $601,923    $432,605     $20,253      $353,080        $ 74,458      $17,531
Proceeds from sales...........  $698,540    $773,874     $19,168      $357,198        $273,915      $25,167

4.   COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 2000, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                     SETTLEMENT              UNREALIZED
CONTRACTS TO DELIVER                                                    DATE       VALUE     GAIN/(LOSS)
--------------------                                                 ----------   --------   -----------
(AMOUNTS IN THOUSANDS)
    2,208  Euro Currency...........................................    5/31/00    $  2,012     $    17
                                                                                  --------     -------
Total contracts to deliver (Receivable amount $2,029)..............               $  2,012     $    17
                                                                                  ========     =======
CONTRACTS TO RECEIVE
--------------------
(AMOUNTS IN THOUSANDS)
    5,800  Australian Dollar.......................................    6/28/00    $  3,389     $  (133)
   10,500  Canadian Dollar.........................................    6/28/00       7,101         (65)
   60,200  Euro Currency...........................................    6/28/00      54,951      (3,943)
4,200,000  Japanese Yen............................................    6/28/00      39,307        (665)
   19,200  Pound Sterling..........................................    6/28/00      29,908        (172)
   44,500  Swedish Krona...........................................    6/28/00       4,982        (174)
   13,000  Swiss Franc.............................................    6/28/00       7,580        (323)
                                                                                  --------     -------
Total contracts to receive (Payable amount $152,693)...............               $147,218     $(5,475)
                                                                                  ========     =======

     The Portfolios may purchase securities with delivery or payment to occur at a later date. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place.

5.   SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolios receive the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolios also continue to receive interest on the securities

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio. At April 30, 2000, the Portfolios had securities on loan as follows:

                                           MARKET VALUE OF
PORTFOLIO                                 SECURITIES ON LOAN   NON-CASH COLLATERAL   CASH COLLATERAL
---------                                 ------------------   -------------------   ---------------
Balanced................................     $ 85,169,091          $ 1,628,620        $ 85,642,012
Large Cap Value.........................       51,978,288                   --          53,669,000
Small Cap Value.........................       10,276,684                   --          10,804,007
International Equity....................      189,529,428           12,690,662         188,193,719
Intermediate Bond.......................       10,247,031               31,135          10,444,509

     The Custodian for each Portfolio invested the cash collateral in the AMR Investments Enhanced Yield Business Trust and the American Select Cash Reserve Fund (the "Funds").

     The Manager serves as Trustee and as investment adviser to the Funds. The Manager receives from the Funds annualized fees equal to 0.10% of the average daily net assets.

6.   COMMISSION RECAPTURE

     The Portfolios of the Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolios.

7.   FUTURES CONTRACTS

     A Summary of obligations under these financial instruments at April 30, 2000 is as follows:

                                                                                                   UNREALIZED
                                                                                     MARKET      APPRECIATION/
TYPE OF FUTURE                                            EXPIRATION   CONTRACTS      VALUE      (DEPRECIATION)
--------------                                            ----------   ---------   -----------   --------------
BALANCED PORTFOLIO:
  S&P 500 Index.........................................  June 2000        229     $83,585,000    $ 2,069,350
LARGE CAP VALUE PORTFOLIO:
  S&P 500 Index.........................................  June 2000        124      45,260,000     (1,000,685)
SMALL CAP VALUE PORTFOLIO:
  Russell 2000..........................................  June 2000         32       8,144,000     (1,251,800)
INTERNATIONAL EQUITY PORTFOLIO:
  Hang Seng Index.......................................   May 2000         41       4,076,734         53,375
  Spain IBEX Index......................................   May 2000         49       5,156,386         89,508
  Sweden OMX Index......................................   May 2000        407       6,512,091        349,780
  Australia Allord Index................................  June 2000         97       4,434,571       (102,156)
  Canada S&P Index......................................  June 2000        125       9,465,479        (29,918)
  France CAC Index......................................  June 2000        346      20,263,384        461,236
  Germany DAX Index.....................................  June 2000        101      17,168,003       (340,439)
  Italy MIB Index.......................................  June 2000         37       7,702,563       (153,800)
  UK FTSE Index.........................................  June 2000        383      38,263,483       (560,809)
  Japan Nikkei 300 Index................................  June 2000      1,716      50,952,041        888,512

--------------------------------------------------------------------------------

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                               AMERICAN AADVANTAGE
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         BY TELEPHONE:                                    BY MAIL:

        Mileage Class(R)                          American AAdvantage Funds
      Call (800) 388-3344                         P.O. Box 619003, MD 5645
                                                 DFW Airport, TX 75261-9003

FUND SERVICE PROVIDERS:

CUSTODIAN                        TRANSFER AGENT                        INDEPENDENT AUDITORS          DISTRIBUTOR
STATE STREET BANK AND TRUST      NATIONAL FINANCIAL DATA SERVICES      ERNST & YOUNG LLP             SWS FINANCIAL SERVICES
Boston, Massachusetts            Kansas City, Missouri                 Dallas, Texas                 Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

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American Airlines is not responsible for investments made in the American
AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. American AAdvantage Balanced Mileage Fund, American AAdvantage Large Cap Value Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Intermediate Bond Mileage Fund, American AAdvantage Short-Term Bond Mileage Fund and American AAdvantage Small Cap Value Mileage Fund are service marks of AMR Investment Services, Inc.

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American AAdvantage Mileage Funds
P.O. Box 619003
DFW Airport, TX 75261-9003